UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6693
                                                     ---------------------

                    Nuveen Select Tax-Free Income Portfolio 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
September 30, 2008

                        Nuveen Investments
                        MUNICIPAL CLOSED-END FUNDS

Photo of: small child.

                                                            NUVEEN SELECT
                                                            TAX-FREE INCOME
                                                            PORTFOLIO
                                                            NXP

                                                            NUVEEN SELECT
                                                            TAX-FREE INCOME
                                                            PORTFOLIO 2
                                                            NXQ

                                                            NUVEEN SELECT
                                                            TAX-FREE INCOME
                                                            PORTFOLIO 3
                                                            NXR

                                                            NUVEEN CALIFORNIA
                                                            SELECT TAX-FREE
                                                            INCOME PORTFOLIO
                                                            NXC

                                                            NUVEEN NEW YORK
                                                            SELECT TAX-FREE
                                                            INCOME PORTFOLIO
                                                            NXN

LOGO: NUVEEN Investments

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LOGO: NUVEEN Investments

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Robert P. Bremner

Robert P. Bremner  |  Chairman of the Board


Dear Shareholders,

I'd like to use my initial letter to you to accomplish several things. I want to report that after fourteen years of service on your Fund's Board, including the last twelve as chairman, Tim Schwertfeger retired from the Board in June. We will miss his wise counsel. The Board has elected me to replace him as the chairman, the first time this role has been filled by someone who is not an employee of Nuveen Investments. Electing an independent chairman marks a significant milestone in the management of your Fund, and it aligns us with what is now considered a "best practice" in the fund industry. Further, it demonstrates the independence with which your Board has always acted on your behalf.

First and most important, on behalf of the entire Board, I would like you to know that we are closely monitoring the unprecedented market developments and their distressing impact on the Funds. We believe that these Funds continue to be actively and constructively managed for the long term and at the same time we are very aware that these are trying times for our investors. We appreciate the patience you have shown with the Board and with Nuveen Investments as they manage your investment through this extremely difficult period.

Second, I also want to report that we are very fortunate to be welcoming two new Board members to our team. John Amboian, the current chairman and CEO of Nuveen Investments, has agreed to replace Tim as Nuveen's representative on the Board. John's presence will allow the independent Board members to benefit not only from his leadership role at Nuveen but also his broad understanding of the fund industry and Nuveen's role within it. We also are adding Terry Toth as an independent director. A former CEO of the Northern Trust Company's asset management group, Terry will bring extensive experience in the fund industry to our deliberations.

Finally, I urge you to take the time to review the Portfolio Managers' Comments, the Dividend and Share Price Information and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of myself and the other members of your Fund's Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner

Robert P. Bremner
Chairman of the Board
November 21, 2008

Portfolio Managers' COMMENTS

Nuveen Investments Municipal Closed-End Funds  |  NXP, NXQ, NXR, NXC, NXN


Portfolio managers Tom Spalding, Scott Romans, and Cathryn Steeves review key investment strategies and the six-month performance of the Nuveen Select Portfolios. With thirty-three years of investment experience, Tom has managed the three national Portfolios since 1999. Scott, who joined Nuveen in 2000, has managed NXC since 2003, while Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for NXN in 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 2008?

During this period, events in the financial and credit markets led to increased price volatility for many securities, tighter liquidity and a general flight to quality. In this turbulent environment, we took a defensive approach to managing the Portfolios, focusing on managing duration(1) risk, maintaining and enhancing liquidity, as appropriate, and remaining invested for the long term.

As events unfolded, we carefully monitored the municipal bond market for attractive purchase opportunities, using a fundamental approach to find undervalued sectors and individual credits with the potential to perform well over the long term. One such area of focus was bonds with longer maturities that could help to extend the Portfolios' durations and had the potential to enhance yields and returns over time.

To provide liquidity for purchases, we generally used the proceeds from matured or called bonds. We also monitored the types of credits and bond structures that were attractive to the retail market and took advantage of strong bids to selectively sell such bonds into solid retail demand.

As a key dimension of risk management, we employed a disciplined approach to duration positioning as an important component of our management strategies. As part of this approach, we used inverse floating rate securities(2), a type of derivative financial instrument, in all five of these Portfolios. Inverse floaters typically provide the dual benefit of bringing the Portfolios' durations closer to our strategic target and enhancing their income-generation capabilities.


(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Portfolios invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.


Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

HOW DID THE PORTFOLIOS PERFORM?

Individual results for the Nuveen Select Portfolios, as well as for relevant indexes and peer groups, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 9/30/08

                            Six-Month       1-Year       5-Year      10-Year
National Portfolios
NXP                            -2.78%       -2.17%        3.28%        4.09%
NXQ                            -4.24%       -5.25%        2.69%        3.60%
NXR                            -2.64%       -2.43%        3.38%        3.93%

Lipper General and
Insured Unleveraged
Municipal Debt Funds
Average(3)                     -3.50%       -3.79%        3.12%        3.67%

Lehman Brothers
Municipal Bond Index(4)        -2.60%       -1.87%        2.84%        4.24%

S&P National Municipal
Bond Index(5)                  -3.00%       -2.97%        4.99%        N/A
--------------------------------------------------------------------------------

California Portfolio
NXC                            -2.97%       -3.38%        3.11%        3.74%

Lipper CA
Municipal Debt Funds
Average(3)                     -7.66%      -10.68%        2.54%        3.64%

Lehman Brothers
CA Tax-Exempt
Bond Index(4)                  -2.70%       -2.66%        3.06%        4.18%

S&P CA Municipal
Bond Index(5)                  -3.00%       -3.28%        5.24%        N/A
--------------------------------------------------------------------------------

New York Portfolio
NXN                            -2.50%       -2.67%        2.88%        3.72%

Lipper NY
Municipal Debt Funds
Average(3)                     -7.46%      -10.26%        2.38%        3.84%

Lehman Brothers
NY Tax-Exempt
Bond Index(4)                  -2.34%       -1.11%        2.90%        4.30%

S&P NY Municipal
Bond Index(5)                  -2.76%       -2.10%        5.15%        N/A


*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Portfolio in this report.

(3) Each of the Lipper Municipal Debt Funds Averages shown in this report are calculated using the returns of all closed-end funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged category, 6 months, 8 funds; 1 year, 8 funds; 5 years, 7 funds; and 10 years, 7 funds; Lipper California category, 6 months, 24 funds; 1 year, 24 funds; 5 years, 24 funds; and 10 years, 12 funds; and Lipper New York category, 6 months, 17 funds; 1 year, 17 funds; 5 years, 16 funds; and 10 years, 6 funds. Portfolio and Lipper returns assume reinvestment of dividends.

(4) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of investment-grade municipal bonds. The Lehman Brothers Tax-Exempt Bond Indexes for California and New York are also unleveraged and unmanaged and comprise a broad range of municipal bonds issued in California and New York, respectively. Results for the Lehman indexes do not reflect any expenses.

(5) The Standard & Poor's National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. The S&P Municipal Bond Indexes for California and New York are also unleveraged and market value-weighted and comprise a broad range of investment-grade municipal bonds issued in California and New York, respectively.

For the six months ended September 30, 2008, the cumulative returns on NAV for NXP, NXR, NXC, and NXN exceeded the average returns for their respective Lipper peer groups, while NXQ underperformed its Lipper peer group. Among the national Portfolios, NXR performed in line with the Lehman Brothers Municipal Bond Index, while NXP and NXQ lagged this index's return. For this same period, NXC and NXN underperformed the return on the Lehman Brothers California Tax-Exempt Bond Index and the Lehman Brothers New York Tax-Exempt Bond Index, respectively. In addition, NXP, NXR, NXC and NXN outperformed the returns for their respective S&P indexes, while NXQ trailed the S&P National Municipal Bond Index.

Key management factors that influenced the Portfolios' returns during this period included yield curve and duration positioning, credit exposure and sector allocations, and individual security selection.

Over the course of this reporting period, we saw the yield curve steepen, as interest rates at the short end of the curve declined and longer-term rates generally rose. Given these changes in the interest rate environment, bonds in the Lehman Brothers Municipal Bond Index with maturities of ten years or less generally outperformed the market as a whole, while bonds maturing in one to four years benefited the most. In general, these shorter bonds outperformed credits with longer maturities, with bonds having the longest maturities (twenty-two years and longer) posting the worst returns. While all of the Portfolios had durations that were slightly longer than that of the general municipal bond market, the effect of this was largely offset by their yield curve positioning. Specifically, greater exposure to areas of the yield curve that performed well and less exposure to those that performed poorly helped their overall returns. In NXQ, however, which had the longest duration among the national Portfolios, the impact of duration positioning was enough to cause the performance of this Portfolio to trail that of the other two national Portfolios.

While duration was a modestly positive factor in performance during these six months, credit exposure was a more important factor. Because risk-averse investors generally sought higher quality investments as disruptions in the financial and housing markets deepened, bonds with higher credit quality ratings typically performed very well. At the same time, bonds rated BBB or below and non-rated bonds generally posted poor returns. As of September 30, 2008, bonds rated BBB or lower and non-rated bonds accounted for approximately 10% of NXN, 11% of NXR, 12% of NXP and NXQ, and 16% of NXC. This credit exposure had a negative impact on the Portfolios' performances for this period.

Sectors of the market that generally contributed positively to the Portfolios' performances included general and limited tax obligation issues, resource recovery credits and education bonds. Pre-refunded bonds(6), which are often backed by U.S. Treasury bonds, were one of the top performing segments of the market, due primarily to their shorter effective maturities, higher credit quality, and perceived safety.

In general, bonds that carried any credit risk, regardless of sector, continued to post weak performance. Revenue bonds as a whole, and the industrial development sector in particular, underperformed the general municipal bond market. Next to the industrial development revenue sector, zero coupon bonds were among the worst performing categories in the municipal market. The health care sector also performed poorly, as did lower-rated bonds backed by the 1998 master tobacco settlement agreement.

In some cases, individual security selection was a negative factor in the Portfolios' performance. NXQ's return was negatively impacted by its holdings of Ambac-insured bonds issued for the Las Vegas monorail project. The four-year-old project, which has struggled to build ridership and turn a profit, was penalized by the market for tapping into its debt service reserve fund to cover scheduled bond principal and interest payments. In NXC, a utilities issue we purchased during this period, which was structured as a long zero coupon bond, subsequently experienced a large decline in valuation as zero coupon bonds underperformed. Although this holding performed poorly over the short term, we continue to view its long-term potential favorably.

RECENT DEVELOPMENTS IN THE CURRENT MARKET ENVIRONMENT

As this reporting period drew to a close, the nation's financial institutions and financial markets--including the municipal bond market--experienced significant turmoil. Reductions in demand decreased valuations of municipal bonds across all credit ratings, especially those with lower credit ratings, and this generally reduced the Funds' net asset values. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms' capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. This reduction in dealer involvement in the market was accompanied by significant net selling pressure by investors, particularly with respect to lower-rated municipal bonds, as institutional investors generally removed money from the municipal bond market, at least in part because of their need to reduce the leveraging of their municipal investments. This de-leveraging was in part driven by the overall reduction in the amount of financing available for such leverage, the increased costs of such leverage financing, and the need to reduce leverage levels that had recently increased due to the decline in municipal bond prices.


(6) Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Municipal bond prices were further negatively impacted by concerns that the need for further de-leveraging and a supply overhang as a large amount of new issues were postponed in recent weeks would cause selling pressure to persist for a period of time. In addition to falling prices, these market conditions resulted in greater price volatility of municipal bonds; wider credit spreads (i.e., lower quality bonds fell in price more than higher quality bonds); significantly reduced liquidity (i.e., the ability to sell bonds at a price close to their carrying value), particularly for lower quality bonds; and a lack of price transparency (i.e., the ability to accurately determine the price at which a bond would likely trade). Reduced liquidity was most pronounced in mid-October (after the end of the reporting period for this shareholder report), and although liquidity improved considerably over ensuing weeks, it may reoccur if financial turmoil persists or worsens.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

Another factor that had an impact on the performance of these Portfolios was their position in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA (formerly XLCA) experienced one or more rating reductions by at least one or more rating agencies. Subsequent to the reporting period, AMBAC, MBIA and SYNCORA experienced further rating reductions by at least one rating agency. At the time this report was prepared, at least one rating agency has placed each of these insurers on "negative outlook" or "negative credit watch," which may presage one or more rating reductions for such insurer or insurers in the future. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies - especially those bonds with weaker underlying credits - declined, detracting from the Portfolios' performance. However, on the whole, the holdings of all of our Portfolios continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category. It is important to note that municipal bonds historically have had a very low rate of default.

Dividends and Share Price
                 INFORMATION


The dividends of all five of the Select Portfolios remained stable throughout the six-month reporting period ended September 30, 2008.

All of these Portfolios seek to pay stable dividends at rates that reflect each Portfolio's past results and projected future performance. During certain periods, each Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If a Portfolio has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income
(UNII) as part of the Portfolio's NAV. Conversely, if a Portfolio has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Portfolio's NAV. Each Portfolio will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2008, NXP, NXQ, and NXC had positive UNII balances, while NXR and NXN had negative UNII balances for financial statement purposes. All of the Portfolios had positive UNIIbalances, based upon our best estimate, for tax purposes.

On July 30, 2008, the Board of Directors/Trustees for each of Nuveen's 120 closed-end Funds approved a program under which each Fund may repurchase up to 10% of its common shares. No common shares were cumulatively repurchased by the Portfolios during the six-month reporting period ended September 30, 2008.

As of September 30, 2008, the share prices of the Portfolios were trading at discounts to their NAVs as shown in the accompanying chart:

                              9/30/08        Six-Month Average
                             Discount         Premium/Discount

NXP                            -3.54%                    0.21%
NXQ                            -1.23%                    1.20%
NXR                            -4.96%                   -0.24%
NXC                            -8.69%                   -0.44%
NXN                            -4.49%                   -1.75%

NXP
Performance
OVERVIEW

Nuveen Select Tax-Free Income Portfolio
                            as of September 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              42%
AA                               31%
A                                15%
BBB                               8%
BB or Lower                       1%
N/R                               3%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share
Oct                            0.057
Nov                            0.057
Dec                            0.057
Jan                            0.057
Feb                            0.057
Mar                            0.057
Apr                            0.057
May                            0.057
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.057

Line Chart:
Share Price Performance -- Weekly Closing Price
10/01/07                      13.97
                              14
                              13.99
                              14.1
                              14.07
                              14.4
                              14.35
                              14.19
                              14.25
                              14.25
                              14.17
                              14.01
                              14.06
                              14.02
                              13.99
                              14.07
                              14.06
                              14.06
                              13.96
                              13.84
                              13.9
                              13.75
                              13.93
                              13.97
                              13.9
                              13.8
                              13.75
                              13.91
                              13.93
                              13.86
                              13.76
                              13.82
                              13.68
                              13.598
                              13.63
                              13.6
                              13.646
                              13.59
                              13.57
                              13.64
                              13.59
                              13.64
                              13.76
                              13.9
                              13.88
                              13.85
                              13.86
                              13.92
                              14.21
                              13.97
                              14.1999
                              14.16
                              14.29
                              14.15
                              13.97
                              13.85
                              13.82
                              13.76
                              13.7
                              13.725
                              13.82
                              13.86
                              14.07
                              14.1224
                              14.35
                              14.41
                              14.39
                              14.55
                              14.71
                              14.67
                              14.58
                              14.55
                              14.62
                              14.5
                              14.57
                              14.4
                              14.19
                              14.44
                              14.41
                              14.44
                              14.332
                              14.322
                              14.41
                              14.5399
                              14.64
                              14.68
                              14.57
                              14.64
                              14.62
                              14.6
                              14.604
                              14.61
                              14.58
                              14.31
                              13.78
                              14.2
                              14.48
                              14.48
                              14.38
                              14.498
                              14.25
                              14.26
                              13.94
                              13.79
                              13.75
                              14
                              14.03
                              14.18
                              14.1
                              14.32
                              14.22
                              14.27
                              14.02
                              13.94
                              13.95
                              13.89
                              13.96
                              14.02
                              14.1
                              14.19
                              14.29
                              14.19
                              14.26
                              14.2
                              14.24
                              14.26
                              14.22
                              14.2
                              14.24
                              14.26
                              14.12
                              14.15
                              14.34
                              14.26
                              14.29
                              14.28
                              14.26
                              14.29
                              14.27
                              14.28
                              14.24
                              14.24
                              14.23
                              14.28
                              14.34
                              14.34
                              14.4
                              14.5
                              14.54
                              14.57
                              14.59
                              14.66
                              14.75
                              14.84
                              14.9
                              14.84
                              14.84
                              14.746
                              14.88
                              14.8
                              14.7599
                              14.85
                              14.89
                              14.76
                              14.8
                              14.7
                              14.626
                              14.64
                              14.64
                              14.7
                              14.65
                              14.64
                              14.63
                              14.64
                              14.68
                              14.6
                              14.36
                              14.13
                              14.08
                              14.2
                              13.95
                              14.04
                              14.01
                              13.74
                              13.7
                              13.83
                              13.67
                              13.75
                              13.83
                              14.095
                              14.08
                              13.99
                              14.2
                              14.24
                              14.15
                              14.13
                              13.95
                              13.89
                              13.88
                              13.7
                              14.1
                              14.06
                              13.99
                              14.2
                              14.5
                              14.182
                              13.98
                              13.996
                              14.04
                              14.14
                              14.29
                              14.31
                              14.35
                              14.13
                              14.11
                              14
                              14.0401
                              14.35
                              14.18
                              14.19
                              14.02
                              13.99
                              14.1
                              14.07
                              14.08
                              14.2
                              14.13
                              14.25
                              14.19
                              14.24
                              14.08
                              14.1399
                              14.29
                              14.29
                              14.29
                              14.226
                              14.21
                              14.2201
                              14.31
                              14.29
                              14.2887
                              14.3
                              14.291
                              14.36
                              14.01
                              13.99
                              13.766
                              14.02
                              13.66
                              13.34
                              13.65
                              13.5
                              13.48
                              12.8
9/30/08                       13.09

FUND SNAPSHOT
------------------------------------
Share Price                    13.09
------------------------------------
Net Asset Value                13.57
------------------------------------
Premium/(Discount) to NAV     -3.54%
------------------------------------
Market Yield                   5.23%
------------------------------------
Taxable-Equivalent Yield(2)    7.26%
------------------------------------
Net Assets ($000)           $222,681
------------------------------------
Average Effective
Maturity on Securities (Years) 11.12
------------------------------------
Modified Duration               6.06
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -5.81%        -2.78%
------------------------------------
1-Year         -1.71%        -2.17%
------------------------------------
5-Year          3.94%         3.28%
------------------------------------
10-Year         3.42%         4.09%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       14.3%
------------------------------------
Colorado                       12.7%
------------------------------------
Texas                           9.9%
------------------------------------
Indiana                         9.4%
------------------------------------
South Carolina                  8.2%
------------------------------------
Washington                      8.2%
------------------------------------
Nevada                          5.7%
------------------------------------
California                      5.1%
------------------------------------
Florida                         4.6%
------------------------------------
New Jersey                      2.9%
------------------------------------
Oklahoma                        2.1%
------------------------------------
New Mexico                      2.0%
------------------------------------
Other                          14.9%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                32.5%
------------------------------------
Health Care                    18.0%
------------------------------------
Transportation                 12.4%
------------------------------------
Tax Obligation/Limited         10.7%
------------------------------------
Tax Obligation/General          9.1%
------------------------------------
Utilities                       8.6%
------------------------------------
Other                           8.7%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI, and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NXQ
Performance
OVERVIEW

Nuveen Select Tax-Free Income Portfolio 2
                            as of September 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              38%
AA                               34%
A                                16%
BBB                              11%
BB or Lower                       1%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share
Oct                            0.053
Nov                            0.053
Dec                            0.053
Jan                            0.053
Feb                            0.053
Mar                           0.0555
Apr                           0.0555
May                           0.0555
Jun                           0.0555
Jul                           0.0555
Aug                           0.0555
Sep                           0.0555

Line Chart:
Share Price Performance -- Weekly Closing Price
10/01/07                      13.53
                              13.52
                              13.49
                              13.46
                              13.4501
                              13.4
                              13.4575
                              13.41
                              13.42
                              13.46
                              13.42
                              13.36
                              13.4
                              13.46
                              13.35
                              13.43
                              13.41
                              13.39
                              13.33
                              13.25
                              13.31
                              13.4
                              13.48
                              13.45
                              13.4
                              13.15
                              13.08
                              13.11
                              13.18
                              12.99
                              12.97
                              13
                              12.98
                              12.95
                              12.9699
                              12.97
                              12.91
                              13.01
                              12.96
                              12.96
                              12.99
                              13.05
                              13.15
                              13.4
                              13.25
                              13.2
                              13.25
                              13.15
                              13.14
                              13.15
                              13.18
                              13.217
                              13.08
                              12.98
                              13.19
                              13.14
                              13.02
                              13.05
                              12.87
                              12.91
                              12.9999
                              13.12
                              13.27
                              13.317
                              13.39
                              13.49
                              13.39
                              13.476
                              13.65
                              13.6301
                              13.708
                              13.75
                              13.8
                              13.74
                              13.75
                              13.73
                              13.3
                              13.63
                              13.74
                              13.8
                              13.7399
                              13.82
                              13.82
                              13.75
                              13.8
                              13.86
                              13.72
                              13.63
                              13.77
                              13.68
                              13.7
                              13.69
                              13.76
                              13.6
                              13.4
                              13.58
                              13.88
                              13.75
                              13.75
                              13.7
                              13.74
                              13.7399
                              13.67
                              13.36
                              13.19
                              13.51
                              13.59
                              13.67
                              13.62
                              13.72
                              13.79
                              13.86
                              13.67
                              13.79
                              13.7
                              13.58
                              13.6999
                              13.7
                              13.75
                              13.81
                              13.79
                              13.8
                              13.79
                              13.72
                              13.79
                              13.84
                              13.84
                              13.93
                              13.91
                              13.96
                              13.97
                              14.09
                              14.29
                              14.27
                              14.17
                              14.18
                              14.28
                              14.24
                              14.26
                              14.2
                              14.3
                              14.33
                              14.27
                              14.24
                              14.22
                              14.25
                              14.31
                              14.3
                              14.35
                              14.35
                              14.44
                              14.4087
                              14.43
                              14.45
                              14.64
                              14.51
                              14.52
                              14.37
                              14.37
                              14.48
                              14.41
                              14.45
                              14.38
                              14.35
                              14.25
                              14.2
                              14.19
                              14.25
                              14.25
                              14.12
                              14.02
                              14.03
                              14.1
                              14.01
                              13.98
                              13.98
                              13.79
                              13.74
                              13.67
                              13.75
                              13.53
                              13.42
                              13.44
                              13.46
                              13.32
                              13.51
                              13.46
                              13.55
                              13.71
                              13.76
                              13.78
                              13.84
                              13.8166
                              13.82
                              13.93
                              13.95
                              13.96
                              13.89
                              13.86
                              13.97
                              13.91
                              13.98
                              13.9
                              14.02
                              14
                              13.89
                              14.06
                              13.996
                              13.92
                              13.96
                              14
                              13.93
                              14
                              14.05
                              14.09
                              13.96
                              14.0025
                              14.17
                              14.24
                              14.15
                              14.1
                              14.15
                              14.05
                              13.94
                              14
                              14.01
                              14.03
                              14.02
                              14.11
                              14
                              13.94
                              14.02
                              14.04
                              14.04
                              14.06
                              14.06
                              14.15
                              14.1
                              14.32
                              14.14
                              14.28
                              14.02
                              13.72
                              13.59
                              13.8
                              13.34
                              12.889
                              13.33
                              13.08
                              13.06
                              13.29
                              13.1
                              13.002
                              12.71
9/30/08                       12.86


FUND SNAPSHOT
------------------------------------
Share Price                    12.86
------------------------------------
Net Asset Value                13.02
------------------------------------
Premium/(Discount) to NAV     -1.23%
------------------------------------
Market Yield                   5.18%
------------------------------------
Taxable-Equivalent Yield(2)    7.19%
------------------------------------
Net Assets ($000)           $229,436
------------------------------------
Average Effective
Maturity on Securities (Years) 14.63
------------------------------------
Modified Duration               8.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/21/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.45%        -4.24%
------------------------------------
1-Year         -0.72%        -5.25%
------------------------------------
5-Year          4.53%         2.69%
------------------------------------
10-Year         3.31%         3.60%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       13.2%
------------------------------------
Texas                          12.0%
------------------------------------
Colorado                       10.9%
------------------------------------
California                      6.7%
------------------------------------
South Carolina                  5.5%
------------------------------------
Nevada                          4.8%
------------------------------------
New York                        4.5%
------------------------------------
Indiana                         3.9%
------------------------------------
Massachusetts                   3.5%
------------------------------------
Iowa                            3.4%
------------------------------------
Washington                      3.0%
------------------------------------
Pennsylvania                    2.9%
------------------------------------
New Mexico                      2.8%
------------------------------------
Louisiana                       2.4%
------------------------------------
Florida                         2.3%
------------------------------------
Rhode Island                    2.2%
------------------------------------
New Jersey                      1.9%
------------------------------------
Other                          14.1%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                23.6%
------------------------------------
Health Care                    18.3%
------------------------------------
Transportation                 14.9%
------------------------------------
Tax Obligation/Limited         10.6%
------------------------------------
Utilities                       8.9%
------------------------------------
Tax Obligation/General          5.1%
------------------------------------
Consumer Staples                4.8%
------------------------------------
Other                          13.8%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NXR
Performance
OVERVIEW

Nuveen Select Tax-Free Income Portfolio 3
                            as of September 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S.  Guaranteed             44%
AA                               33%
A                                12%
BBB                              10%
BB or Lower                       1%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share
Oct                           0.0535
Nov                           0.0535
Dec                           0.0535
Jan                           0.0535
Feb                           0.0535
Mar                           0.0535
Apr                           0.0535
May                           0.0535
Jun                           0.0535
Jul                           0.0535
Aug                           0.0535
Sep                           0.0535


Line Chart:
Share Price Performance -- Weekly Closing Price
10/01/07                      13.34
                              13.39
                              13.4
                              13.52
                              13.44
                              13.38
                              13.53
                              13.36
                              13.2796
                              13.2799
                              13.2
                              13.22
                              13.33
                              13.19
                              13.14
                              13.23
                              13.38
                              13.05
                              12.85
                              12.69
                              12.81
                              13.01
                              12.98
                              13
                              12.96
                              12.94
                              12.94
                              12.93
                              12.85
                              12.92
                              12.86
                              12.87
                              12.82
                              12.85
                              12.82
                              12.84
                              12.9
                              12.82
                              12.78
                              12.83
                              12.94
                              13
                              12.95
                              12.99
                              12.97
                              12.93
                              12.96
                              12.98
                              13.06
                              13.01
                              13.07
                              13.04
                              13
                              12.92
                              12.84
                              12.82
                              12.84
                              13
                              12.92
                              12.87
                              12.99
                              12.98
                              13.15
                              13.12
                              13.17
                              13.26
                              13.3
                              13.43
                              13.54
                              13.64
                              13.7
                              13.66
                              13.62
                              13.65
                              13.71
                              13.61
                              13.25
                              13.6
                              13.58
                              13.65
                              13.56
                              13.6
                              13.61
                              13.64
                              13.65
                              13.71
                              13.76
                              13.7648
                              13.76
                              13.76
                              13.78
                              13.75
                              13.78
                              13.68
                              13.39
                              13.56
                              13.87
                              13.86
                              13.84
                              13.716
                              13.65
                              13.7
                              13.71
                              13.5
                              13.43
                              13.58
                              13.49
                              13.58
                              13.63
                              13.77
                              13.91
                              13.828
                              13.66
                              13.66
                              13.6
                              13.46
                              13.364
                              13.52
                              13.59
                              13.85
                              13.74
                              13.5
                              13.63
                              13.57
                              13.75
                              13.85
                              13.82
                              13.95
                              14.03
                              13.98
                              13.96
                              14.1
                              13.98
                              13.9
                              13.88
                              13.74
                              13.7799
                              13.8101
                              13.96
                              14.071
                              14.08
                              13.88
                              13.85
                              13.89
                              13.986
                              14.11
                              14.01
                              14.2
                              14.12
                              14.1
                              14.24
                              14.38
                              14.35
                              14.4
                              14.26
                              14.35
                              14.31
                              14.31
                              14.3
                              14.304
                              14.17
                              14.2
                              14.11
                              14.06
                              14.05
                              13.97
                              14.09
                              14.01
                              14.01
                              14.05
                              13.99
                              13.94
                              13.93
                              13.9
                              14.002
                              14.12
                              14.13
                              14.015
                              14
                              13.98
                              13.9
                              13.93
                              13.93
                              13.85
                              13.78
                              13.91
                              13.74
                              13.95
                              13.9999
                              13.94
                              13.89
                              13.8
                              13.7
                              13.83
                              13.74
                              13.75
                              13.71
                              13.72
                              13.7
                              13.71
                              13.84
                              13.82
                              13.71
                              13.95
                              13.936
                              14.09
                              13.86
                              13.9
                              14.03
                              14.08
                              13.92
                              13.98
                              13.88
                              14.11
                              14.1
                              14.022
                              13.91
                              13.97
                              13.96
                              13.92
                              13.939
                              13.82
                              13.92
                              13.83
                              13.86
                              13.85
                              13.9
                              13.9001
                              13.92
                              13.85
                              13.885
                              14.06
                              14.1599
                              14.1599
                              14.06
                              14.09
                              14.25
                              14.25
                              14.11
                              14.1532
                              14.35
                              14.1
                              14.08
                              13.89
                              14
                              13.25
                              12.9
                              13.65
                              13.5
                              13.17
                              13.24
                              13.15
                              13.06
                              12.6
9/30/08                       12.64


FUND SNAPSHOT
------------------------------------
Share Price                    12.64
------------------------------------
Net Asset Value                13.30
------------------------------------
Premium/(Discount) to NAV     -4.96%
------------------------------------
Market Yield                   5.08%
------------------------------------
Taxable-Equivalent Yield(2)    7.06%
------------------------------------
Net Assets ($000)           $172,540
------------------------------------
Average Effective
Maturity on Securities (Years) 12.54
------------------------------------
Modified Duration               7.01
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/24/92)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -5.90%        -2.64%
------------------------------------
1-Year         -0.44%        -2.43%
------------------------------------
5-Year          4.49%         3.38%
------------------------------------
10-Year         3.30%         3.93%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       18.5%
------------------------------------
Texas                          10.1%
------------------------------------
California                      8.1%
------------------------------------
Colorado                        6.9%
------------------------------------
Indiana                         6.5%
------------------------------------
Iowa                            5.9%
------------------------------------
Florida                         5.7%
------------------------------------
South Carolina                  5.2%
------------------------------------
North Carolina                  4.4%
------------------------------------
Nevada                          4.2%
------------------------------------
New York                        3.2%
------------------------------------
New Mexico                      2.6%
------------------------------------
Pennsylvania                    2.5%
------------------------------------
Michigan                        2.5%
------------------------------------
Other                          13.7%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                26.2%
------------------------------------
Health Care                    18.4%
------------------------------------
Utilities                      17.6%
------------------------------------
Tax Obligation/Limited         11.8%
------------------------------------
Transportation                  8.2%
------------------------------------
Tax Obligation/General          5.2%
------------------------------------
Other                          12.6%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NXC
Performance
OVERVIEW

Nuveen California Select Tax-Free Income Portfolio
                            as of September 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              25%
AA                               38%
A                                21%
BBB                              13%
N/R                               3%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share(3)
Oct                            0.053
Nov                            0.053
Dec                            0.053
Jan                            0.053
Feb                            0.053
Mar                           0.0555
Apr                           0.0555
May                           0.0555
Jun                           0.0555
Jul                           0.0555
Aug                           0.0555
Sep                           0.0555


Line Chart:
Share Price Performance -- Weekly Closing Price
10/01/07                      13.9
                              13.81
                              13.8
                              13.86
                              13.8
                              13.7
                              13.74
                              13.85
                              13.95
                              13.94
                              13.8599
                              13.85
                              13.8
                              13.76
                              13.8
                              13.84
                              13.99
                              14.01
                              14.03
                              13.8701
                              14.02
                              14.04
                              13.99
                              14.23
                              14.45
                              14.4
                              14.12
                              13.81
                              14.06
                              14
                              14
                              14.01
                              14
                              13.97
                              13.73
                              13.64
                              13.76
                              13.68
                              13.62
                              13.7
                              13.74
                              13.95
                              13.9
                              13.89
                              14.1
                              13.99
                              13.91
                              14.05
                              14.04
                              13.95
                              14.06
                              14.02
                              14.01
                              14.15
                              13.91
                              13.73
                              13.39
                              13.47
                              13.44
                              13.5299
                              13.58
                              13.4999
                              13.39
                              13.45
                              13.51
                              13.84
                              14
                              14.24
                              14.2299
                              14.11
                              14.15
                              14.16
                              14.1799
                              14.22
                              14.191
                              14.0699
                              13.9801
                              14.11
                              14.24
                              14.25
                              14.09
                              14.12
                              14.3
                              14.23
                              14.18
                              14.22
                              14.18
                              14.18
                              14.17
                              14.1
                              14.18
                              14.26
                              14.34
                              14.2
                              13.75
                              13.95
                              14.11
                              13.95
                              13.92
                              13.84
                              14.03
                              13.93
                              13.85
                              13.94
                              13.96
                              14.03
                              14.03
                              14.09
                              13.95
                              13.85
                              14.15
                              14.01
                              14.21
                              13.97
                              13.86
                              13.85
                              13.81
                              13.82
                              13.96
                              14.02
                              14.16
                              14.19
                              14.08
                              14.1
                              14.0776
                              14.0101
                              13.94
                              13.95
                              14.22
                              14.16
                              14.24
                              14.34
                              14.24
                              14
                              13.99
                              14.1699
                              14.04
                              13.98
                              14
                              14.08
                              14.09
                              14.05
                              14.09
                              14.18
                              14.06
                              14.09
                              14.095
                              14.06
                              14.06
                              14.16
                              14.23
                              14.15
                              14.22
                              14.1675
                              14.18
                              14.15
                              14.11
                              14.29
                              14.25
                              14.3
                              14.3
                              14.55
                              14.43
                              14.45
                              14.45
                              14.47
                              14.56
                              14.45
                              14.45
                              14.47
                              14.54
                              14.53
                              14.5
                              14.3
                              14.42
                              14.4
                              14.2
                              14.25
                              14.2
                              14.14
                              14.15
                              14.05
                              14.15
                              14.012
                              14.03
                              14.136
                              14.02
                              14.03
                              14.06
                              13.98
                              14.11
                              14
                              14.12
                              13.98
                              14.01
                              14.11
                              14
                              13.99
                              13.91
                              13.81
                              13.74
                              13.73
                              13.697
                              13.61
                              13.77
                              13.74
                              13.74
                              13.75
                              14
                              14.1
                              14.1
                              14.2399
                              14.39
                              14.4
                              14.4
                              14.32
                              14.16
                              14.4
                              14.19
                              14.06
                              14.08
                              14.02
                              14.01
                              14
                              13.82
                              13.85
                              13.75
                              13.81
                              13.95
                              13.99
                              13.98
                              13.98
                              14.03
                              14.03
                              14.058
                              14.09
                              14.07
                              14.18
                              14.26
                              14.2
                              14
                              13.98
                              14.23
                              13.92
                              13.93
                              13.69
                              13.15
                              13.5
                              13.35
                              13.02
                              13.15
                              13.55
                              13.2
                              11.5
9/30/08                       12.19


FUND SNAPSHOT
------------------------------------
Share Price                    12.19
------------------------------------
Net Asset Value                13.35
------------------------------------
Premium/(Discount) to NAV     -8.69%
------------------------------------
Market Yield                   5.46%
------------------------------------
Taxable-Equivalent Yield(2)    8.36%
------------------------------------
Net Assets ($000)            $83,632
------------------------------------
Average Effective
Maturity on Securities (Years) 13.75
------------------------------------
Modified Duration               8.04
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -11.30%        -2.97%
------------------------------------
1-Year         -8.07%        -3.38%
------------------------------------
5-Year          3.07%         3.11%
------------------------------------
10-Year         2.72%         3.74%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.4%
------------------------------------
Tax Obligation/Limited         18.5%
------------------------------------
U.S. Guaranteed                14.1%
------------------------------------
Education and Civic
   Organizations                9.9%
------------------------------------
Health Care                     9.6%
------------------------------------
Transportation                  6.1%
------------------------------------
Utilities                       5.9%
------------------------------------
Other                          12.5%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0107 per share.

NXN
Performance
OVERVIEW

Nuveen New York Select Tax-Free Income Portfolio
                            as of September 30, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              43%
AA                               42%
A                                 5%
BBB                               8%
BB or Lower                       1%
N/R                               1%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share(3)
Oct                            0.051
Nov                            0.051
Dec                            0.051
Jan                            0.051
Feb                            0.051
Mar                            0.051
Apr                            0.051
May                            0.051
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051


Line Chart:
Share Price Performance -- Weekly Closing Price
10/01/07                      13.19
                              13.24
                              13.16
                              13.14
                              13.1
                              13.173
                              13.19
                              13.24
                              13.29
                              13.3
                              13.15
                              13.13
                              13.19
                              13.15
                              13.09
                              13.16
                              13.16
                              13.07
                              13.15
                              13.15
                              13.15
                              13.05
                              13.1
                              13.1
                              13.15
                              13.31
                              13.35
                              13.02
                              13.09
                              13
                              13.06
                              13.1
                              13.1
                              12.9744
                              12.88
                              12.91
                              12.98
                              12.97
                              12.88
                              12.9
                              13.03
                              13.09
                              13
                              13.2
                              13.31
                              13.2
                              13.24
                              13.16
                              13.11
                              13.18
                              13.27
                              13.26
                              13.02
                              12.97
                              12.91
                              12.92
                              12.94
                              13.07
                              12.8
                              12.9701
                              13.04
                              12.97
                              12.97
                              13
                              13.05
                              13.34
                              13.4
                              13.52
                              13.5
                              13.57
                              13.75
                              13.64
                              13.72
                              13.7
                              13.74
                              13.74
                              13.64
                              13.81
                              13.7701
                              13.72
                              13.67
                              13.68
                              13.75
                              13.97
                              13.9
                              13.88
                              13.84
                              13.77
                              13.81
                              13.71
                              13.655
                              13.64
                              13.66
                              13.59
                              13.4399
                              13.37
                              13.64
                              13.58
                              13.46
                              13.63
                              13.6
                              13.81
                              13.73
                              13.85
                              13.4
                              13.45
                              13.41
                              13.5699
                              13.7
                              13.78
                              13.75
                              13.52
                              13.44
                              13.35
                              13.27
                              13.18
                              13.47
                              13.83
                              13.56
                              13.71
                              13.62
                              13.79
                              13.8
                              13.7
                              13.79
                              13.84
                              13.72
                              13.63
                              13.79
                              13.74
                              13.62
                              13.66
                              13.57
                              13.57
                              13.47
                              13.4
                              13.42
                              13.56
                              13.78
                              13.58
                              13.55
                              13.48
                              13.46
                              13.5
                              13.54
                              13.61
                              13.57
                              13.62
                              13.68
                              13.62
                              13.59
                              13.62
                              13.77
                              13.78
                              13.76
                              13.59
                              13.64
                              14.13
                              14.09
                              13.95
                              14.06
                              14.06
                              14
                              13.69
                              13.72
                              13.69
                              13.71
                              13.76
                              13.76
                              13.85
                              13.89
                              13.83
                              13.71
                              13.73
                              13.72
                              13.72
                              13.49
                              13.52
                              13.51
                              13.52
                              13.74
                              13.76
                              13.76
                              13.59
                              13.44
                              13.65
                              13.74
                              13.71
                              13.6
                              13.52
                              13.65
                              13.67
                              13.68
                              13.66
                              13.66
                              13.6
                              13.75
                              13.69
                              13.85
                              13.83
                              14.09
                              13.89
                              13.82
                              13.79
                              13.89
                              13.82
                              13.77
                              13.65
                              13.62
                              13.65
                              13.55
                              13.55
                              13.66
                              13.6862
                              13.86
                              13.86
                              13.86
                              13.72
                              13.73
                              13.8
                              13.8
                              13.7
                              13.85
                              13.84
                              13.6
                              13.65
                              13.65
                              13.63
                              13.74
                              13.83
                              13.86
                              13.8
                              13.8
                              13.8
                              13.81
                              13.83
                              13.83
                              13.909
                              13.82
                              13.84
                              13.7
                              13.6
                              13.553
                              13.6
                              13.21
                              12.81
                              12.45
                              12.8
                              12.6
                              12.7
                              12.7
                              12.81
                              12.81
                              12.66
9/30/08                       12.56

FUND SNAPSHOT
------------------------------------
Share Price                    12.56
------------------------------------
Net Asset Value                13.15
------------------------------------
Premium/(Discount) to NAV     -4.49%
------------------------------------
Market Yield                   4.87%
------------------------------------
Taxable-Equivalent Yield(2)    7.26%
------------------------------------
Net Assets ($000)            $51,420
------------------------------------
Average Effective
Maturity on Securities (Years) 15.40
------------------------------------
Modified Duration               8.13
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.84%        -2.50%
------------------------------------
1-Year         -0.35%        -2.67%
------------------------------------
5-Year          3.50%         2.88%
------------------------------------
10-Year         3.45%         3.72%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         16.7%
------------------------------------
Health Care                    14.0%
------------------------------------
Water and Sewer                12.7%
------------------------------------
Long-Term Care                 12.2%
------------------------------------
Education and Civic
   Organizations               10.5%
------------------------------------
Tax Obligation/General          8.6%
------------------------------------
Housing/Single Family           8.1%
------------------------------------
U.S. Guaranteed                 6.2%
------------------------------------
Other                          11.0%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0121 per share.

NXP
NXQ
NXR


Shareholder MEETING REPORT

The annual meeting of shareholders was held on July 29, 2008, at The Northern Trust Company, 50 South La Salle Street, Chicago, IL 60675; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting was subsequently adjourned to August 29, 2008, and additionally adjourned to September 30, 2008, for Nuveen New York Select Tax-Free Income Portfolio.

                                                                                                NXP            NXQ           NXR
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE THE ELIMINATION OF THE FUND'S FUNDAMENTAL POLICIES RELATING TO
INVESTMENTS IN MUNICIPAL SECURITIES AND BELOW INVESTMENT GRADE SECURITIES.
   For                                                                                        7,698,604      8,129,887     6,075,001
   Against                                                                                      600,056        616,439       485,202
   Abstain                                                                                      304,767        354,100       222,777
   Broker Non-Votes                                                                           1,911,957      2,453,742     1,988,056
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
TO APPROVE THE NEW FUNDAMENTAL POLICY RELATING TO INVESTMENTS IN MUNICIPAL
SECURITIES FOR THE FUND.
   For                                                                                        7,703,372      8,165,645     6,142,176
   Against                                                                                      575,627        557,220       418,448
   Abstain                                                                                      324,428        377,561       222,356
   Broker Non-Votes                                                                           1,911,957      2,453,742     1,988,056
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
TO APPROVE THE ELIMINATION OF THE FUNDAMENTAL POLICY RELATING TO INVESTING IN
OTHER INVESTMENT COMPANIES.
   For                                                                                        7,628,241      8,050,897     6,090,055
   Against                                                                                      643,757        651,635       468,218
   Abstain                                                                                      331,429        397,894       224,707
   Broker Non-Votes                                                                           1,911,957      2,453,742     1,988,056
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
TO APPROVE THE ELIMINATION OF THE FUND'S FUNDAMENTAL POLICIES RELATING TO
DERIVATIVES AND SHORT SALES.
   For                                                                                        7,604,241      8,019,349     6,032,480
   Against                                                                                      660,588        672,755       491,349
   Abstain                                                                                      338,598        408,322       359,151
   Broker Non-Votes                                                                           1,911,957      2,453,742     1,988,056
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,871,036
====================================================================================================================================
TO APPROVE THE NEW FUNDAMENTAL POLICY FOR THE FUND RELATING TO COMMODITIES.
   For                                                                                        7,599,523      8,013,608     6,041,110
   Against                                                                                      653,350        666,952       472,879
   Abstain                                                                                      350,554        419,866       268,991
   Broker Non-Votes                                                                           1,911,957      2,453,742     1,988,056
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
John P. Amboian
   For                                                                                       10,044,839     11,056,103     8,422,007
   Withhold                                                                                     470,545        498,065       349,029
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
William C. Hunter
   For                                                                                       10,045,895     11,058,961     8,416,680
   Withhold                                                                                     469,489        495,207       354,356
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
David J. Kundert
   For                                                                                       10,047,894     11,057,521     8,415,557
   Withhold                                                                                     467,490        496,647       355,479
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================
Terence J. Toth
   For                                                                                       10,039,637     11,050,899     8,418,594
   Withhold                                                                                     475,747        503,269       352,442
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                     10,515,384     11,554,168     8,771,036
====================================================================================================================================

NXC
NXN

Shareholder MEETING REPORT (continued)

                                                                                                               NXC           NXN
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE THE ELIMINATION OF THE FUND'S FUNDAMENTAL POLICIES RELATING TO
INVESTMENTS IN MUNICIPAL SECURITIES AND BELOW INVESTMENT GRADE SECURITIES.
   For                                                                                                       3,011,792     2,016,063
   Against                                                                                                     202,197       255,957
   Abstain                                                                                                      96,099        97,822
   Broker Non-Votes                                                                                          1,058,566       718,260
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
TO APPROVE THE NEW FUNDAMENTAL POLICY RELATING TO INVESTMENTS IN MUNICIPAL
SECURITIES FOR THE FUND.
   For                                                                                                       3,024,311     2,022,817
   Against                                                                                                     201,513       247,483
   Abstain                                                                                                      84,264        99,542
   Broker Non-Votes                                                                                          1,058,566       718,260
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
TO APPROVE THE ELIMINATION OF THE FUNDAMENTAL POLICY RELATING TO INVESTING IN
OTHER INVESTMENT COMPANIES.
    For                                                                                                      2,995,641     2,011,195
   Against                                                                                                     218,058       261,147
   Abstain                                                                                                      96,389        97,500
   Broker Non-Votes                                                                                          1,058,566       718,260
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
TO APPROVE THE ELIMINATION OF THE FUND'S FUNDAMENTAL POLICIES RELATING TO
DERIVATIVES AND SHORT SALES.
   For                                                                                                       2,977,751     2,021,865
   Against                                                                                                     217,975       245,435
   Abstain                                                                                                     114,362       102,542
   Broker Non-Votes                                                                                          1,058,566       718,260
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
TO APPROVE THE NEW FUNDAMENTAL POLICY FOR THE FUND RELATING TO COMMODITIES.
   For                                                                                                       2,980,263     1,989,464
   Against                                                                                                     216,181       265,248
   Abstain                                                                                                     113,644       115,130
   Broker Non-Votes                                                                                          1,058,566       718,260
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
John P. Amboian
   For                                                                                                       4,181,695     2,847,170
   Withhold                                                                                                    186,959       240,932
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
William C. Hunter
   For                                                                                                       4,182,852     2,850,151
   Withhold                                                                                                    185,802       237,951
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
David J. Kundert
   For                                                                                                       4,182,502     2,852,651
   Withhold                                                                                                    186,152       235,451
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================
Terence J. Toth
   For                                                                                                       4,182,852     2,848,670
   Withhold                                                                                                    185,802       239,432
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                     4,368,654     3,088,102
====================================================================================================================================

NXP
Nuveen Select Tax-Free Income Portfolio
Portfolio of INVESTMENTS
                                                  September 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS - 98.0%

                ALASKA - 1.9%

$       2,475   Alaska Municipal Bond Bank Authority, General Obligation Bonds,       12/13 at 100.00     AA (4)       $  2,681,118
                 Series 2003E, 5.250%, 12/01/23 (Pre-refunded 12/01/13) -
                 MBIA Insured

        2,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00       Baa3          1,591,000
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46

------------------------------------------------------------------------------------------------------------------------------------
        4,975   Total Alaska                                                                                              4,272,118
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.3%

        5,915   Arkansas Development Finance Authority, Tobacco Settlement               No Opt. Call        Aa3            574,879
                 Revenue Bonds, Arkansas Cancer Research Center Project,
                 Series 2006, 0.000%, 7/01/46 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 5.0%

        2,000   Alameda Corridor Transportation Authority, California,                10/17 at 100.00         AA          1,562,780
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                 5/12 at 101.00        Aa3          3,606,661
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        3,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00        AAA          3,359,520
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        1,130   Los Angeles Department of Water and Power, California,                 7/11 at 100.00         AA          1,044,990
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41 - FGIC Insured

          365   Los Angeles, California, Parking System Revenue Bonds,                 5/09 at 101.00         AA            352,079
                 Series 1999A, 5.250%, 5/01/29 - AMBAC Insured

        1,000   Moreno Valley Unified School District, Riverside County,                 No Opt. Call         AA            405,010
                 California, General Obligation Bonds, Series 2007,
                 0.000%, 8/01/23 - MBIA Insured

          750   Tobacco Securitization Authority of Northern California,               6/15 at 100.00        BBB            541,103
                 Tobacco Settlement Asset-Backed Bonds, Series 2005A-1,
                 5.500%, 6/01/45

        1,150   Woodside Elementary School District, San Mateo County,                   No Opt. Call        AA+            305,314
                 California, General Obligation Bonds, Series 2007,
                 0.000%, 10/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,720   Total California                                                                                         11,177,457
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 12.5%

        1,700   Colorado Health Facilities Authority, Revenue Bonds, Catholic          3/12 at 100.00     AA (4)          1,738,811
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)

          690   Colorado Health Facilities Authority, Revenue Bonds, Catholic          3/12 at 100.00     AA (4)            737,651
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22
                 (Pre-refunded 3/01/12)

          390   Colorado Water Resources and Power Development Authority,             11/10 at 100.00        N/R            390,612
                 Small Water Resources Revenue Bonds, Series 2000A,
                 5.800%, 11/01/20 - FGIC Insured

        9,535   Denver City and County, Colorado, Airport System Revenue                 No Opt. Call         A+         10,249,647
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        5,000   Denver City and County, Colorado, Airport System Revenue              11/11 at 100.00         A+          4,934,450
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17 -
                 FGIC Insured (Alternative Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior            12/13 at 100.00    N/R (4)          3,158,010
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/23 (Pre-refunded 12/01/13) -
                 SYNCORA GTY Insured


                                       17

NXP
Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       5,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 31.42        Aaa       $  1,480,450
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) -
                 MBIA Insured

       12,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           9/26 at 54.77         AA          1,675,875
                 Series 2006A, 0.000%, 9/01/38 - MBIA Insured

        3,160   Northwest Parkway Public Highway Authority, Colorado, Revenue          6/11 at 102.00     AA (4)          3,389,290
                 Bonds, Senior Series 2001A, 5.500%, 6/15/20
                 (Pre-refunded 6/15/11) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,975   Total Colorado                                                                                           27,754,796
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.2%

           60   District of Columbia, Revenue Bonds, Catholic University of           10/09 at 101.00         AA             60,139
                 America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured

          205   District of Columbia, Revenue Bonds, Catholic University of           10/09 at 101.00     AA (4)            213,669
                 America, Series 1999, 5.625%, 10/01/29 (Pre-refunded
                 10/01/09) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
          265   Total District of Columbia                                                                                  273,808
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 4.5%

       10,000   JEA St. John's River Power Park System, Florida, Revenue              10/11 at 100.00        Aa2         10,078,899
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/17
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 0.6%

        1,330   Hawaii, Certificates of Participation, Kapolei State Office Building, 11/08 at 101.00         AA          1,337,754
                 Series 1998A, 5.000%, 5/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 14.0%

        1,965   Board of Trustees of Southern Illinois University, Housing and           No Opt. Call         AA          1,060,766
                 Auxiliary Facilities System Revenue Bonds, Series 1999A,
                 0.000%, 4/01/20 - MBIA Insured

                Chicago Heights, Illinois, General Obligation Corporate Purpose
                Bonds, Series 1993:
        3,820    5.650%, 12/01/15 - FGIC Insured                                      12/08 at 100.00        N/R          3,833,294
        2,600    5.650%, 12/01/17 - FGIC Insured                                      12/08 at 100.00        N/R          2,609,048

          195   DuPage County Community School District 200, Wheaton,                 11/13 at 100.00        Aaa            198,910
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

          805   DuPage County Community School District 200, Wheaton,                 11/13 at 100.00        Aaa            871,453
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured

          600   Illinois Educational Facilities Authority, Student Housing             5/12 at 101.00        Aaa            660,006
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22
                 (Pre-refunded 5/01/12)

          525   Illinois Finance Authority, Revenue Bonds, Loyola University           7/17 at 100.00         AA            306,464
                 of Chicago, Tender Option Bond Trust 1137, 0.822%, 7/01/46 (IF)

        4,000   Illinois Finance Authority, Revenue Bonds, Northwestern                8/14 at 100.00    AA+ (4)          4,357,040
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43
                 (Pre-refunded 8/15/14)

        1,320   Illinois Health Facilities Authority, Revenue Bonds, Decatur          10/11 at 100.00          A          1,328,316
                 Memorial Hospital, Series 2001, 5.600%, 10/01/16

        2,950   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest       7/12 at 100.00         A-          2,997,112
                 Hospital, Series 2002A, 6.000%, 7/01/17

        2,275   Illinois Health Facilities Authority, Revenue Refunding Bonds,         1/13 at 100.00       Baa1          2,311,992
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

           60   Illinois Health Facilities Authority, Revenue Refunding                  No Opt. Call    N/R (4)             61,101
                 Bonds, Evangelical Hospitals Corporation, Series 1992B,
                 6.500%, 4/15/09 (ETM)

        3,125   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call         A1          2,052,156
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/17 - FGIC Insured

          810   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call        AAA            226,363
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 0.000%, 6/15/30 - MBIA Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       5,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/12 at 101.00        AAA       $  4,990,300
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,         12/14 at 100.00        AA+          1,260,350
                 5.250%, 12/01/34 - FGIC Insured

                Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
        1,000    5.000%, 12/15/19 (Pre-refunded 12/15/11) - RAAI Insured              12/11 at 100.00   BBB+ (4)          1,060,350
        1,000    5.000%, 12/15/20 (Pre-refunded 12/15/11) - RAAI Insured              12/11 at 100.00   BBB+ (4)          1,060,350

------------------------------------------------------------------------------------------------------------------------------------
       33,350   Total Illinois                                                                                           31,245,371
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 9.2%

        5,000   Duneland School Building Corporation, Indiana, First Mortgage          2/09 at 101.00         AA          5,031,400
                 Refunding Bonds, Series 1999, 5.125%, 2/01/18 - MBIA Insured

        1,000   Franklin Community Multi-School Building Corporation,                  7/14 at 100.00      A (4)          1,072,710
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) -
                 FGIC Insured

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue            No Opt. Call        AAA          2,240,140
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        1,000   Indiana Health Facility Financing Authority, Revenue Bonds,            3/17 at 100.00        BBB            825,480
                 Community Foundation of Northwest Indiana, Series 2007,
                 5.500%, 3/01/37

        9,855   Indianapolis Local Public Improvement Bond Bank, Indiana,              7/12 at 100.00        AAA         10,511,342
                 Waterworks Project, Series 2002A, 5.125%, 7/01/21
                 (Pre-refunded 7/01/12) - MBIA Insured

          750   West Clark 2000 School Building Corporation, Clark County,             1/15 at 100.00        AA+            736,680
                 Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,605   Total Indiana                                                                                            20,417,752
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.3%

        1,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00        BBB            709,320
                 Revenue Bonds, Series 2005C, 5.375%, 6/01/38
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.5%

          500   Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial            7/16 at 100.00         A3            406,520
                 Hospital, Series 2006, 4.875%, 7/01/36

          750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas                6/14 at 100.00         AA            697,260
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Kansas                                                                                              1,103,780
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.5%

        1,100   Jefferson County, Kentucky, Health System Revenue Bonds,              11/08 at 101.00     AA (4)          1,108,833
                 Alliant Health System Inc., Series 1998, 5.125%, 10/01/18 -
                 MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 0.4%

        1,000   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00        BBB            835,900
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.0%

          500   Massachusetts Health and Educational Facilities Authority,             7/18 at 100.00         A3            435,750
                 Revenue Bonds, CareGroup Inc., Series 2008E-1,
                 5.000%, 7/01/28

           20   Massachusetts Health and Educational Facilities Authority,             7/11 at 101.00         AA             21,362
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17

          480   Massachusetts Health and Educational Facilities Authority,             7/11 at 101.00        AAA            522,773
                 Revenue Bonds, Partners HealthCare System Inc., Series 2001C,
                 6.000%, 7/01/17 (Pre-refunded 7/01/11)

        1,055   Massachusetts Turnpike Authority, Metropolitan Highway System          1/09 at 100.00         AA            961,443
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured


                                       19


NXP
Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$         410   Massachusetts Turnpike Authority, Metropolitan Highway                 1/09 at 101.00         AA       $    373,190
                 System Revenue Bonds, Subordinate Series 1999A,
                 5.000%, 1/01/39 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,465   Total Massachusetts                                                                                       2,314,518
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 1.6%

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue            2/09 at 101.00         BB            876,610
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue           12/12 at 100.00         AA          2,733,279
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

------------------------------------------------------------------------------------------------------------------------------------
        3,900   Total Michigan                                                                                            3,609,889
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.1%

          240   Minnesota Housing Finance Agency, Single Family Mortgage               1/09 at 101.00        AA+            241,970
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 0.6%

        5,000   Kansas City Municipal Assistance Corporation, Missouri,                  No Opt. Call         AA          1,370,300
                 Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/30 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 5.5%

        2,500   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                   7/13 at 100.00         AA          2,448,725
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        2,360    0.000%, 1/01/21 - AMBAC Insured                                         No Opt. Call         AA            766,245
        4,070    0.000%, 1/01/22 - AMBAC Insured                                         No Opt. Call         AA          1,208,587
        6,025    5.375%, 1/01/40 - AMBAC Insured                                       1/10 at 100.00         AA          3,671,394

        1,515   Reno, Nevada, Capital Improvement Revenue Bonds,                       6/12 at 100.00       Baa1          1,493,563
                 Series 2002, 5.500%, 6/01/21 - FGIC Insured

        2,555   Reno, Nevada, Capital Improvement Revenue Bonds,                       6/12 at 100.00   Baa1 (4)          2,751,761
                 Series 2002, 5.500%, 6/01/21 (Pre-refunded 6/01/12) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,025   Total Nevada                                                                                             12,340,275
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.2%

          380   New Hampshire Housing Finance Authority, Single Family                 5/11 at 100.00        Aa2            383,466
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 2.8%

        2,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/13 at 100.00        Ba2          2,063,850
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
        1,460    5.750%, 6/01/32 (Pre-refunded 6/01/12)                                6/12 at 100.00        AAA          1,548,666
        1,000    6.000%, 6/01/37 (Pre-refunded 6/01/12)                                6/12 at 100.00        AAA          1,087,310

        2,500   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00        BBB          1,583,150
                 Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41

------------------------------------------------------------------------------------------------------------------------------------
        7,460   Total New Jersey                                                                                          6,282,976
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 1.9%

        1,000   New Mexico Mortgage Finance Authority, Multifamily Housing             9/17 at 100.00        AAA            840,270
                 Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42
                 (Alternative Minimum Tax)

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital                7/14 at 100.00        AAA          3,498,320
                 Revenue Bonds, Series 2004, 4.625%, 7/01/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total New Mexico                                                                                          4,338,590
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 1.2%

$       1,000   Dormitory Authority of the State of New York, FHA-Insured              2/14 at 100.00        AAA       $    940,860
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

        1,215   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00         A3          1,244,889
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17

          385   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00     A3 (4)            414,537
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17 (Pre-refunded 7/01/10)

------------------------------------------------------------------------------------------------------------------------------------
        2,600   Total New York                                                                                            2,600,286
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.2%

        2,195   North Carolina Eastern Municipal Power Agency, Power System           11/08 at 100.00       BBB+          2,109,702
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/21

          500   Raleigh Durham Airport Authority, North Carolina, Airport Revenue      5/11 at 101.00        Aa3            508,660
                 Bonds, Series 2001A, 5.250%, 11/01/17 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,695   Total North Carolina                                                                                      2,618,362
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.7%

        1,500   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco          6/17 at 100.00        BBB          1,171,320
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 6.000%, 6/01/42

          300   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,                12/10 at 101.00     AA (4)            320,739
                 Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,800   Total Ohio                                                                                                1,492,059
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 2.0%

        1,000   Norman Regional Hospital Authority, Oklahoma, Hospital Revenue         9/16 at 100.00        BBB            822,780
                 Bonds, Series 2005, 5.375%, 9/01/36

        4,000   Oklahoma Development Finance Authority, Revenue Bonds,                 2/14 at 100.00        AA-          3,654,240
                 St. John Health System, Series 2004, 5.000%, 2/15/24

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Oklahoma                                                                                            4,477,020
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 0.8%

          500   Pennsylvania Higher Educational Facilities Authority, Revenue          7/13 at 100.00       BBB+            454,425
                 Bonds, Widener University, Series 2003, 5.250%, 7/15/24

          700   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             12/14 at 100.00         AA            706,132
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

          520   Pennsylvania, General Obligation Bonds, Second Series 2001,            9/11 at 101.00        AAA            554,200
                 5.000%, 9/15/20 (Pre-refunded9/15/11) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,720   Total Pennsylvania                                                                                        1,714,757
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 8.1%

        1,250   Dorchester County School District 2, South Carolina,                  12/14 at 100.00          A          1,238,163
                 Installment Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/20

       10,000   Greenville County School District, South Carolina, Installment        12/12 at 101.00     AA (4)         11,089,497
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded 12/01/12)

        1,500   Lexington County Health Service District, South Carolina,             11/13 at 100.00     A+ (4)          1,651,620
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)

          520   South Carolina JOBS Economic Development Authority,                   11/12 at 100.00     A- (4)            565,932
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30
                 (Pre-refunded 11/15/12)

        1,980   South Carolina JOBS Economic Development Authority,                   11/12 at 100.00         A-          1,801,741
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002B, 5.625%, 11/15/30


                                       21

NXP
Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (continued)

$       1,540   Tobacco Settlement Revenue Management Authority,                       5/12 at 100.00    BBB (4)       $  1,609,454
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)

------------------------------------------------------------------------------------------------------------------------------------
       16,790   Total South Carolina                                                                                     17,956,407
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 9.7%

        5,000   Brazos River Harbor Navigation District, Brazoria County, Texas,       5/12 at 101.00         A-          4,765,950
                 Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)

        1,000   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax               12/11 at 100.00        AAA          1,059,750
                 Revenue Bonds, Series 2001, 5.000%, 12/01/31
                 (Pre-refunded 12/01/11) - AMBAC Insured

        6,150   Dallas Independent School District, Dallas County, Texas,              2/12 at 100.00        AAA          6,240,651
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/15/20

          360   Dallas-Fort Worth International Airport Public Facility                1/09 at 100.00        AAA            361,804
                 Corporation, Texas, Airport Hotel Revenue Bonds,
                 Series 2001, 5.500%, 1/15/20 - FSA Insured

        2,300   Harris County Health Facilities Development Corporation,              11/13 at 100.00         AA          2,093,460
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        1,550   Harris County-Houston Sports Authority, Texas, Junior Lien               No Opt. Call         AA            352,269
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/30 -
                 MBIA Insured

        3,470   Harris County-Houston Sports Authority, Texas, Senior Lien             11/30 at 61.17         AA            427,747
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 -
                 MBIA Insured

        2,585   Harris County-Houston Sports Authority, Texas, Third Lien              11/24 at 52.47         AA            398,840
                 Revenue Bonds, Series 2004-A3., 0.000%, 11/15/35 -
                 MBIA Insured

           45   Irving Independent School District, Dallas County, Texas,              2/12 at 100.00        AAA             41,042
                 General Obligation Refunding Bonds, Series 2002A,
                 5.000%, 2/15/31

        3,455   Irving Independent School District, Dallas County, Texas,              2/12 at 100.00        AAA          3,658,016
                 General Obligation Refunding Bonds, Series 2002A,
                 5.000%, 2/15/31 (Pre-refunded 2/15/12)

        1,780   Leander Independent School District, Williamson and Travis              8/16 at 35.23        AAA            296,868
                 Counties, Texas, General Obligation Bonds, Series 2007,
                 0.000%, 8/15/37

          465   San Antonio, Texas, Water System Revenue Refunding Bonds,              5/12 at 100.00        AAA            509,542
                 Series 1992, 6.000%, 5/15/16 (Pre-refunded 5/15/12) -
                 MBIA Insured

        1,750   Texas, General Obligation Bonds, Water Financial Assistance            8/13 at 100.00        Aa1          1,477,315
                 Program, Series 2003A, 5.125%, 8/01/42
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       29,910   Total Texas                                                                                              21,683,254
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.3%

          775   Utah State Building Ownership Authority, Lease Revenue Bonds,         11/11 at 100.00        AA+            778,046
                 State Facilities Master Lease Program, Series 2001B,
                 5.250%, 5/15/24
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 8.1%

          250   Energy Northwest, Washington, Electric Revenue Refunding               7/12 at 100.00        Aaa            259,988
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.500%, 7/01/17 - MBIA Insured

        4,750   Snohomish County Public Utility District 1, Washington,                  No Opt. Call        Aaa          5,035,713
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12 (ETM)

        9,750   Washington State Healthcare Facilities Authority, Revenue             10/11 at 100.00         AA          9,830,047
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured

        2,250   Washington State Tobacco Settlement Authority, Tobacco                 6/13 at 100.00        BBB          2,136,645
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

        2,115   Washington State, Motor Vehicle Fuel Tax General Obligation              No Opt. Call        AA+            692,493
                 Bonds, Series 2003F, 0.000%, 12/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,115   Total Washington                                                                                         17,954,886
------------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.7%

$       1,075   Marshall County, West Virginia, Special Obligation Refunding             No Opt. Call        AAA       $  1,121,612
                 Bonds, Series 1992, 6.500%, 5/15/10 (ETM)

          500   West Virginia Hospital Finance Authority, Revenue Bonds,               6/16 at 100.00         AA            413,840
                 United Hospital Center Inc. Project, Series 2006A,
                 4.500%, 6/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,575   Total West Virginia                                                                                       1,535,452
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.6%

          285   Badger Tobacco Asset Securitization Corporation, Wisconsin,            6/12 at 100.00        BBB            286,761
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        1,000   Wisconsin Health and Educational Facilities Authority,                 8/13 at 100.00         A-            944,090
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/17

        2,500   Wisconsin, General Obligation Refunding Bonds,                        11/13 at 100.00         AA          2,416,125
                 Series 2003-3, 5.000%, 11/01/26

------------------------------------------------------------------------------------------------------------------------------------
        3,785   Total Wisconsin                                                                                           3,646,976
------------------------------------------------------------------------------------------------------------------------------------
$     262,720   Total Municipal Bonds (cost $223,418,226)                                                               218,230,156
=============-----------------------------------------------------------------------------------------------------------------------
       SHARES   DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.0%

                AIRLINES - 0.0%

          789   UAL Corporation, (5)                                                                                   $      6,935
=============-----------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $0)                                                                                 6,935
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $223,418,226) - 98.0%                                                           218,237,091
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      4,443,491
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $222,680,582
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. ("United") filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,901 and 617 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated the 1,901 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 172 UAL common stock shares on November 14, 2007. The remaining 789 shares of UAL common stock were still held by the Fund at September 30, 2008.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.


                                 See accompanying notes to financial statements.

NXQ
Nuveen Select Tax-Free Income Portfolio 2
Portfolio of INVESTMENTS
                                                  September 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS - 99.4%


                ARIZONA - 0.6%

$       2,000   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue            No Opt. Call        AA-       $  1,405,620
                 Bonds, Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 1.3%

        1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding and           10/11 at 100.00        AAA          1,055,110
                 Construction Bonds, Series 2002A, 5.000%, 10/01/19 -
                 FSA Insured

        2,000   University of Arkansas, Fayetteville, Various Facilities Revenue      12/12 at 100.00        Aa3          1,844,440
                 Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Arkansas                                                                                            2,899,550
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 6.7%

        1,000   Alameda Corridor Transportation Authority, California, Subordinate    10/17 at 100.00         AA            781,390
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 -
                 AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                 5/12 at 101.00        Aa3          3,606,661
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

          500   California State Public Works Board, Lease Revenue Refunding          12/08 at 101.00          A            505,435
                 Bonds, Community Colleges Projects, Series 1998A,
                 5.250%, 12/01/16

        2,000   California State Public Works Board, Lease Revenue Refunding             No Opt. Call        Aa2          2,147,140
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/14

           60   California, General Obligation Bonds, Series 1997,                    10/08 at 100.00        Aaa             60,004
                 5.000%, 10/01/18 - AMBAC Insured

        2,500   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31     3/16 at 100.00         A+          2,312,675

        1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00        BBB            673,870
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.125%, 6/01/47

        3,200   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00        AAA          3,583,488
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        1,195   Palmdale Elementary School District, Los Angeles County,                 No Opt. Call        AAA            378,552
                 California, General Obligation Bonds, Series 2003,
                 0.000%, 8/01/28 - FSA Insured

        1,750   Tobacco Securitization Authority of Northern California,               6/15 at 100.00        BBB          1,262,573
                 Tobacco Settlement Asset-Backed Bonds, Series 2005A-1,
                 5.500%, 6/01/45

------------------------------------------------------------------------------------------------------------------------------------
       16,530   Total California                                                                                         15,311,788
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 10.8%

        1,700   Colorado Health Facilities Authority, Revenue Bonds,                   3/12 at 100.00     AA (4)          1,738,811
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)

        1,300   Colorado Health Facilities Authority, Revenue Bonds,                   3/12 at 100.00     AA (4)          1,389,778
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22
                 (Pre-refunded 3/01/12)

        2,825   Denver City and County, Colorado, Airport System Revenue                 No Opt. Call         A+          3,036,734
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        5,000   Denver City and County, Colorado, Airport System Revenue              11/11 at 100.00         A+          4,934,450
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17 -
                 FGIC Insured (Alternative Minimum Tax)

        1,555   Denver City and County, Colorado, Airport System Revenue              11/11 at 100.00         A+          1,597,902
                 Refunding Bonds, Series 2001, 5.500%, 11/15/16 -
                 FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       3,000   Denver Convention Center Hotel Authority, Colorado, Senior            12/13 at 100.00    N/R (4)       $  3,158,010
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/23 (Pre-refunded 12/01/13) -
                 SYNCORA GTY Insured

        2,000   Denver Convention Center Hotel Authority, Colorado, Senior            11/16 at 100.00       BBB-          1,471,420
                 Revenue Bonds, Convention Center Hotel, Series 2006,
                 4.750%, 12/01/35 - SYNCORA GTY Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 2000B:
        5,100    0.000%, 9/01/24 - MBIA Insured                                          No Opt. Call         AA          1,836,459
        7,500    0.000%, 9/01/29 - MBIA Insured                                          No Opt. Call         AA          1,893,225
        4,000    0.000%, 9/01/33 - MBIA Insured                                          No Opt. Call         AA            759,400

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue                9/10 at 31.42        Aaa          1,480,450
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) -
                 MBIA Insured

          250   Northwest Parkway Public Highway Authority, Colorado,                  6/11 at 102.00        AAA            266,535
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41
                 (Pre-refunded 6/15/11) - FSA Insured

        1,100   University of Colorado Hospital Authority, Revenue Bonds,             11/11 at 100.00   Baa1 (4)          1,178,045
                 Series 2001A, 5.600%, 11/15/31 (Pre-refunded 11/15/11)

------------------------------------------------------------------------------------------------------------------------------------
       40,330   Total Colorado                                                                                           24,741,219
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 2.2%

        1,000   Hillsborough County Industrial Development Authority,                 10/16 at 100.00         A3            830,980
                 Florida, Hospital Revenue Bonds, Tampa General Hospital,
                 Series 2006, 5.250%, 10/01/41

        1,500   Jacksonville, Florida, Guaranteed Entitlement Revenue                 10/12 at 100.00         A+          1,470,510
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/21 - FGIC Insured

        2,500   JEA, Florida, Electric System Revenue Bonds, Series 2006-3A,           4/15 at 100.00        AAA          2,270,200
                 5.000%, 10/01/41 - FSA Insured

          625   Miami-Dade County Expressway Authority, Florida, Toll                  7/11 at 101.00         A3            573,706
                 System Revenue Refunding Bonds, Series 2001,
                 5.125%, 7/01/29 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,625   Total Florida                                                                                             5,145,396
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 0.5%

        1,100   Hawaii, Certificates of Participation, Kapolei State Office           11/08 at 101.00         AA          1,106,413
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 13.1%

          630   Chicago Metropolitan Housing Development Corporation,                  1/09 at 100.00         AA            630,888
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17

          590   Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A,         7/13 at 100.00        AA+            551,449
                 5.000%, 1/01/33 - AMBAC Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00         A1          1,478,736
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

          600   Illinois Educational Facilities Authority, Student Housing             5/12 at 101.00        Aaa            660,006
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22
                 (Pre-refunded 5/01/12)

          525   Illinois Finance Authority, Revenue Bonds, Loyola University           7/17 at 100.00         AA            306,464
                 of Chicago, Tender Option Bond Trust 1137, 0.822%, 7/01/46 (IF)

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of Southwest           9/15 at 100.00        Aa3          1,774,766
                 Illinois, Series 2005, 5.000%, 9/01/31 - RAAI Insured

        2,255   Illinois Health Facilities Authority, Revenue Bonds,                   7/12 at 100.00         A-          2,270,424
                 Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22

        1,055   Illinois Health Facilities Authority, Revenue Bonds, Loyola            7/11 at 100.00   Baa2 (4)          1,137,512
                 University Health System, Series 2001A, 6.125%, 7/01/31
                 (Pre-refunded 7/01/11)

        1,000   Illinois Housing Development Authority, Housing Finance Bonds,         1/15 at 100.00         A+            868,850
                 Series 2005E, 4.750%, 7/01/30 - FGIC Insured

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                  6/13 at 100.00        AAA          5,649,384
                 5.000%, 6/15/22


                                       25

NXQ
Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$          45   Metropolitan Pier and Exposition Authority, Illinois, Revenue         12/08 at 100.00         A1       $     45,038
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 6.500%, 6/15/22

        7,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/12 at 101.00        AAA          6,986,420
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue          12/12 at 100.00       BBB+          4,386,628
                 Source Bonds, Tax Increment, Series 2002A, 5.000%, 6/01/22 -
                 RAAI Insured

                Sauk Village, Illinois, General Obligation Alternate Revenue
                Source Bonds, Tax Increment, Series 2002B:
        1,060    0.000%, 12/01/17 - RAAI Insured                                         No Opt. Call       BBB+            631,612
        1,135    0.000%, 12/01/18 - RAAI Insured                                         No Opt. Call       BBB+            630,322

        1,100   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,         12/14 at 100.00        AA+          1,066,450
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,            12/11 at 100.00   BBB+ (4)          1,060,350
                 Series 2003, 5.000%, 12/15/21 (Pre-refunded 12/15/11) -
                 RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,590   Total Illinois                                                                                           30,135,299
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.8%

        1,000   Franklin Community Multi-School Building Corporation,                  7/14 at 100.00      A (4)          1,072,710
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) -
                 FGIC Insured

          750   Indiana Health and Educational Facilities Financing Authority,           No Opt. Call        Aa1            663,443
                 Revenue Bonds, Ascension Health, Series 2006B-5,
                 5.000%, 11/15/36

        1,000   Indiana Health Facility Financing Authority, Revenue Bonds,            3/17 at 100.00        BBB            825,480
                 Community Foundation of Northwest Indiana, Series 2007,
                 5.500%, 3/01/37

          870   Indiana Housing Finance Authority, Single Family Mortgage              7/11 at 100.00        Aaa            871,931
                 Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23
                 (Alternative Minimum Tax)

        4,380   Indiana Municipal Power Agency, Power Supply System Revenue            1/12 at 100.00         AA          4,354,070
                 Bonds, Series 2002A, 5.125%, 1/01/21 - AMBAC Insured

          355   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/09 at 100.50         AA            307,654
                 Memorial Health System, Series 1998A, 4.625%, 8/15/28 -
                 MBIA Insured

          750   West Clark 2000 School Building Corporation, Clark County,             1/15 at 100.00        AA+            736,680
                 Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,105   Total Indiana                                                                                             8,831,968
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 3.4%

        1,965   Iowa Finance Authority, Single Family Mortgage Revenue Bonds,          7/16 at 100.00        AAA          1,522,305
                 Series 2007B, 4.800%, 1/01/37 (Alternative Minimum Tax)

        1,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00        BBB            709,320
                 Revenue Bonds, Series 2005C, 5.375%, 6/01/38

        1,000   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed                6/17 at 100.00        BBB            812,830
                 Revenue Bonds, Series 2005B, 5.600%, 6/01/34

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25 (Pre-refunded 6/01/11)                                6/11 at 101.00        AAA          1,053,510
        3,500    5.600%, 6/01/35 (Pre-refunded 6/01/11)                                6/11 at 101.00        AAA          3,729,320

------------------------------------------------------------------------------------------------------------------------------------
        8,465   Total Iowa                                                                                                7,827,285
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.6%

          795   Lawrence, Kansas, Hospital Revenue Bonds, Lawrence                     7/16 at 100.00         A3            646,367
                 Memorial Hospital, Series 2006, 4.875%, 7/01/36

        1,000   Salina, Kansas, Hospital Revenue Bonds, Salina Regional                4/13 at 100.00         A1           831,410
                 Medical Center, Series 2006, 4.500%, 10/01/26

------------------------------------------------------------------------------------------------------------------------------------
        1,795   Total Kansas                                                                                              1,477,777
------------------------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.4%

$       2,465   Louisiana Public Facilities Authority, Revenue Bonds,                  7/14 at 100.00         AA       $  2,370,270
                 Baton Rouge General Hospital, Series 2004,
                 5.250%, 7/01/24 - MBIA Insured

        3,000   Louisiana Public Facilities Authority, Revenue Bonds,                  7/12 at 100.00     AA (4)          3,191,070
                 Tulane University, Series 2002A, 5.125%, 7/01/27
                 (Pre-refunded 7/01/12) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,465   Total Louisiana                                                                                           5,561,340
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 3.4%

        3,000   Massachusetts Health and Educational Facilities Authority,            10/11 at 101.00       BBB+          2,890,350
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

          500   Massachusetts Health and Educational Facilities Authority,             7/18 at 100.00         A3            435,750
                 Revenue Bonds, CareGroup Inc., Series 2008E-1,
                 5.000%, 7/01/28

        2,565   Massachusetts Turnpike Authority, Metropolitan Highway                 1/09 at 100.00         AA          2,337,536
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

        1,270   Massachusetts Water Resources Authority, General Revenue                 No Opt. Call    Aa2 (4)          1,355,636
                 Bonds, Series 1993C, 5.250%, 12/01/15 - MBIA Insured (ETM)

          820   Massachusetts Water Resources Authority, General Revenue                 No Opt. Call        AAA            866,486
                 Bonds, Series 1993C, 5.250%, 12/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,155   Total Massachusetts                                                                                       7,885,758
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 1.4%

          545   Detroit, Michigan, General Obligation Bonds, Series 2003A,             4/13 at 100.00        BBB            530,220
                 5.250%, 4/01/19 - SYNCORA GTY Insured

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue           12/12 at 100.00         AA          2,733,279
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

------------------------------------------------------------------------------------------------------------------------------------
        3,445   Total Michigan                                                                                            3,263,499
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.5%

        1,500   Minnesota Housing Finance Agency, Residential Housing                  7/16 at 100.00        AA+          1,180,110
                 Finance Bonds, Series 2007-I, 4.850%, 7/01/38
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.2%

          500   Mississippi Development Bank, Revenue Bonds, Mississippi               3/16 at 100.00       Baa2            458,440
                 Municipal Energy Agency, Mississippi Power, Series 2006A,
                 5.000%, 3/01/21 - SYNCORA GTY Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.8%

        1,500   Clark County, Nevada, General Obligation Bank Bonds, Southern          6/11 at 100.00    AA+ (4)          1,590,900
                 Nevada Water Authority Loan, Series 2001, 5.300%, 6/01/19
                 (Pre-refunded 6/01/11) - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        4,595    0.000%, 1/01/22 - AMBAC Insured                                         No Opt. Call         AA          1,364,485
       13,250    5.375%, 1/01/40 - AMBAC Insured                                       1/10 at 100.00         AA          8,074,017

------------------------------------------------------------------------------------------------------------------------------------
       19,345   Total Nevada                                                                                             11,029,402
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 1.9%

        2,500   New Jersey Health Care Facilities Financing Authority,                 7/13 at 100.00        Ba2          2,063,850
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        1,000    6.375%, 6/01/32 (Pre-refunded 6/01/13)                                6/13 at 100.00        AAA          1,076,880
        1,010    6.250%, 6/01/43 (Pre-refunded 6/01/13)                                6/13 at 100.00        AAA          1,121,060

------------------------------------------------------------------------------------------------------------------------------------
        4,510   Total New Jersey                                                                                          4,261,790
------------------------------------------------------------------------------------------------------------------------------------


                                       27

NXQ
Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.8%

$       1,000   New Mexico Mortgage Finance Authority, Multifamily Housing             9/17 at 100.00        AAA       $    840,270
                 Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42
                 (Alternative Minimum Tax)

                University of New Mexico, FHA-Insured Mortgage Hospital
                Revenue Bonds, Series 2004:
          555    4.625%, 1/01/25 - FSA Insured                                         7/14 at 100.00        AAA            486,646
          660    4.625%, 7/01/25 - FSA Insured                                         7/14 at 100.00        AAA            577,223
        2,000    4.750%, 7/01/27 - FSA Insured                                         7/14 at 100.00        AAA          1,759,180
        3,000    4.750%, 1/01/28 - FSA Insured                                         7/14 at 100.00        AAA          2,633,160

------------------------------------------------------------------------------------------------------------------------------------
        7,215   Total New Mexico                                                                                          6,296,479
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 4.5%

        2,045   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00         A3          2,095,307
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17

          655   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00     A3 (4)            705,252
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17 (Pre-refunded 7/01/10)

          520   Dormitory Authority of the State of New York, State Personal           8/16 at 100.00         AA            265,127
                 Income Tax Revenue Bonds, Tender Option Bond Trust 2846,
                 1.397%, 2/15/35 (IF)

        2,000   New York City Municipal Water Finance Authority, New York,            12/14 at 100.00        AAA          1,874,660
                 Water and Sewer System Revenue Bonds, Series 2008,
                 5.000%, 6/15/36 - FSA Insured (UB)

          665   New York City Municipal Water Finance Authority, New York,            12/14 at 100.00        AAA            621,349
                 Water and Sewerage System Revenue Bonds, Series 2008,
                 Trust 1199, 1.902%, 6/15/36 (WI/DD, Settling 10/2/08) -
                 FSA Insured (IF)

        3,000   New York State Tobacco Settlement Financing Corporation,               6/11 at 100.00        AA-          3,048,810
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

        1,680   Triborough Bridge and Tunnel Authority, New York, Convention             No Opt. Call        AA-          1,732,450
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
       10,565   Total New York                                                                                           10,342,955
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 0.6%

        1,155   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/11 at 101.00        AA-          1,045,483
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

          345   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/11 at 101.00    Aa3 (4)            362,536
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total North Carolina                                                                                      1,408,019
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 1.2%

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
           55    5.125%, 6/01/24                                                       6/17 at 100.00        BBB             45,918
          680    5.875%, 6/01/30                                                       6/17 at 100.00        BBB            549,488
          525    5.750%, 6/01/34                                                       6/17 at 100.00        BBB            408,214
        2,180    5.875%, 6/01/47                                                       6/17 at 100.00        BBB          1,616,557

------------------------------------------------------------------------------------------------------------------------------------
        3,440   Total Ohio                                                                                                2,620,177
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 1.5%

        1,000   Norman Regional Hospital Authority, Oklahoma, Hospital                 9/16 at 100.00        BBB            822,780
                 Revenue Bonds, Series 2005, 5.375%, 9/01/36

        3,000   Oklahoma Development Finance Authority, Revenue Bonds,                 2/17 at 100.00        AA-          2,539,080
                 Saint John Health System, Series 2007, 5.000%, 2/15/42

------------------------------------------------------------------------------------------------------------------------------------
        4,000   Total Oklahoma                                                                                            3,361,860
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.8%

        1,020   Carlisle Area School District, Cumberland County,                      9/09 at 100.00     A1 (4)          1,045,735
                 Pennsylvania, General Obligation Bonds, Series 2004A,
                 5.000%, 9/01/20 (Pre-refunded 9/01/09) - FGIC Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

                Dauphin County General Authority, Pennsylvania, Health System
                Revenue Bonds, Pinnacle Health System Project, Series 1999:
$         455    5.125%, 8/15/17 (Pre-refunded 2/15/09) - MBIA Insured                 2/09 at 101.00     AA (4)       $    464,255
          545    5.125%, 8/15/17 (Pre-refunded 2/15/09) - MBIA Insured                 2/09 at 101.00     AA (4)            556,085

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00         A+            962,620
                 Airport Revenue Bonds, Philadelphia Airport System Project,
                 Series 2001A, 5.500%, 7/01/17 - FGIC Insured (Alternative
                 Minimum Tax)

        3,250   Philadelphia School District, Pennsylvania, General Obligation         2/12 at 100.00        AAA          3,490,468
                 Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,270   Total Pennsylvania                                                                                        6,519,163
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 1.4%

        1,035   Puerto Rico Housing Finance Authority, Capital Fund Program           12/13 at 100.00        AA+          1,016,618
                 Revenue Bonds, Series 2003, 5.000%, 12/01/20

        1,965   Puerto Rico Housing Finance Authority, Capital Fund Program           12/12 at 100.00        AAA          2,092,175
                 Revenue Bonds, Series 2003, 5.000%, 12/01/20
                 (Pre-refunded 12/01/12)

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Puerto Rico                                                                                         3,108,793
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 2.2%

        5,835   Rhode Island Tobacco Settlement Financing Corporation,                 6/12 at 100.00        BBB          4,968,211
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 5.5%

          700   Dorchester County School District 2, South Carolina, Installment      12/14 at 100.00          A            693,371
                 Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/20

          620   Florence, South Carolina, Water and Sewerage Revenue Bonds,            3/10 at 101.00         AA            634,471
                 Series 2000, 5.750%, 3/01/20 - AMBAC Insured

        4,000   Greenville County School District, South Carolina, Installment        12/12 at 101.00     AA (4)          4,435,800
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded 12/01/12)

        2,500   Lexington County Health Service District, South Carolina,             11/13 at 100.00     A+ (4)          2,752,700
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)

                Medical University Hospital Authority, South Carolina, FHA-Insured
                Mortgage Revenue Bonds, Series 2004A:
          500    5.250%, 8/15/20 - MBIA Insured                                        8/14 at 100.00         AA            501,670
        2,435    5.250%, 2/15/21 - MBIA Insured                                        8/14 at 100.00         AA          2,417,127

          790   Piedmont Municipal Power Agency, South Carolina, Electric              1/10 at 100.00         AA            686,826
                 Revenue Refunding Bonds, Series 1998A, 4.750%, 1/01/25 -
                 MBIA Insured

          475   The College of Charleston, Charleston South Carolina, Academic         4/14 at 100.00         A2            433,713
                 and Administrative Revenue Bonds, Series 2004B,
                 5.125%, 4/01/30 - SYNCORA GTY Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,020   Total South Carolina                                                                                     12,555,678
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH DAKOTA - 0.4%

        1,000   South Dakota Health and Educational Facilities Authority,             11/14 at 100.00        AA-            906,560
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.250%, 11/01/34
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 11.9%

        4,000   Brazos River Harbor Navigation District, Brazoria County,              5/12 at 101.00         A-          3,812,760
                 Texas, Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)


                                       29

NXQ
Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,500   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00       BBB-       $  1,198,140
                 Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        1,000   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue       12/11 at 100.00        AAA          1,059,750
                 Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) -
                 AMBAC Insured

        2,500   Harris County Health Facilities Development Corporation, Texas,          No Opt. Call     AA (4)          2,679,800
                 Hospital Revenue Bonds, Texas Children's Hospital, Series 1995,
                 5.500%, 10/01/16 - MBIA Insured (ETM)

        3,000   Harris County Health Facilities Development Corporation, Texas,       11/13 at 100.00         AA          2,730,600
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

        6,610   Harris County-Houston Sports Authority, Texas, Junior Lien             11/31 at 53.78         AA            672,369
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/41 - MBIA Insured

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue                7/12 at 100.00        AAA          1,912,020
                 Bonds, Series 2002A, 5.625%, 7/01/20 - FSA Insured
                 (Alternative Minimum Tax)

        3,125   Katy Independent School District, Harris, Fort Bend and Waller         2/12 at 100.00        AAA          3,308,625
                 Counties, Texas, General Obligation Bonds, Series 2002A,
                 5.000%, 2/15/32 (Pre-refunded 2/15/12)

        1,400   Kerrville Health Facilities Development Corporation, Texas,              No Opt. Call       BBB-          1,167,110
                 Revenue Bonds, Sid Peterson Memorial Hospital Project,
                 Series 2005, 5.375%, 8/15/35

           90   Lewisville Independent School District, Denton County, Texas,          8/11 at 100.00        AAA             88,880
                 General Obligation Bonds, Series 2004, 5.000%, 8/15/23

          910   Lewisville Independent School District, Denton County, Texas,          8/11 at 100.00        AAA            960,541
                 General Obligation Bonds, Series 2004, 5.000%, 8/15/23
                 (Pre-refunded 8/15/11)

          335   Live Oak, Texas, General Obligation Bonds, Series 2004,                8/14 at 100.00         A2            335,643
                 5.250%, 8/01/20 - MBIA Insured

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply               10/12 at 100.00         A3          4,735,655
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,000   San Antonio, Texas, Water System Revenue Bonds, Series 2005,           5/15 at 100.00         AA            878,230
                 4.750%, 5/15/37 - MBIA Insured

          500   Texas Water Development Board, Senior Lien State Revolving             7/10 at 100.00        AAA            517,305
                 Fund Revenue Bonds, Series 2000A, 5.625%, 7/15/13

        1,560   Texas, General Obligation Bonds, Water Financial Assistance            8/13 at 100.00        Aa1          1,316,921
                 Program, Series 2003A, 5.125%, 8/01/42
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       34,280   Total Texas                                                                                              27,374,349
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.6%

        1,435   Salt Lake City and Sandy Metropolitan Water District, Utah,            7/14 at 100.00        Aa3          1,435,603
                 Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                VERMONT - 1.3%

        2,895   Vermont Housing Finance Agency, Multifamily Housing Bonds,             2/09 at 100.00        AAA          2,905,972
                 Series 1999C, 5.800%, 8/15/16 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.6%

        1,340   Metropolitan District of Columbia Airprots Authority, Virginia,       10/08 at 101.00         AA          1,119,409
                 Airport System Revenue Bonds, Series 1998B, 5.000%, 10/01/28 -
                 MBIA Insured (Alternative Minimum Tax)

          250   Norfolk, Virginia, Water Revenue Bonds, Series 1995,                  11/08 at 100.00         AA            250,470
                 5.750%, 11/01/13 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,590   Total Virginia                                                                                            1,369,879
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 3.0%

        6,715   Washington State Healthcare Facilities Authority, Revenue             10/11 at 100.00         AA          6,770,130
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.5%

$       1,000   Wisconsin Health and Educational Facilities Authority,                 8/13 at 100.00         A-       $    929,800
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/18

        2,575   Wisconsin Housing and Economic Development Authority,                  3/12 at 100.00         AA          2,584,785
                 Home Ownership Revenue Bonds, Series 2002G, 4.850%, 9/01/17

------------------------------------------------------------------------------------------------------------------------------------
        3,575   Total Wisconsin                                                                                           3,514,585
------------------------------------------------------------------------------------------------------------------------------------
$     268,795   Total Municipal Bonds (cost $243,306,010)                                                               227,981,067
=============-----------------------------------------------------------------------------------------------------------------------
       SHARES   DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.0%

                AIRLINES - 0.0%

          757   UAL Corporation, (5)                                                                                   $      6,654
=============-----------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $0)                                                                                 6,654
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $243,306,010) - 99.4%                                                           227,987,721
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (0.7)%                                                                       (1,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      2,947,854
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $229,435,575
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. ("United") filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,825 and 592 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 1,825 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 165 UAL common stock shares on November 14, 2007. The remaining 757 shares of UAL common stock were still held by the Fund at September 30, 2008.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NXR
Nuveen Select Tax-Free Income Portfolio 3
Portfolio of INVESTMENTS
                                                  September 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS - 98.2%


                ALABAMA - 0.3%

$         500   Marshall County Healthcare Authority, Alabama, Revenue Bonds,          1/12 at 101.00         A-       $    507,005
                 Series 2002A, 6.250%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 7.9%

        2,105   Azusa Unified School District, Los Angeles County, California,         7/12 at 100.00        AAA          2,136,575
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/21 -
                 FSA Insured

        1,000   California County Tobacco Securitization Agency, Tobacco              12/18 at 100.00       Baa3            616,420
                 Settlement Asset-Backed Bonds, Los Angeles County
                 Securitization Corporation, Series 2006A, 0.000%, 6/01/36
                 (Mandatory put 6/01/23)

        3,350   California Department of Water Resources, Power Supply                 5/12 at 101.00        Aa3          3,633,779
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        2,595   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00         A+          2,261,776
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
          840    4.500%, 6/01/27                                                       6/17 at 100.00        BBB            692,185
        1,000    5.000%, 6/01/33                                                       6/17 at 100.00        BBB            729,580

        3,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00        AAA          3,359,520
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

          250   Santa Ana Unified School District, Orange County, California,          8/10 at 101.00         A+            251,665
                 General Obligation Bonds, Series 2000, 5.700%, 8/01/29 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,140   Total California                                                                                         13,681,500
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.7%

        1,540   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00        BBB          1,235,296
                 Series 2006, 5.250%, 10/01/40 - SYNCORA GTY Insured

          400   Colorado Department of Transportation, Certificates of                 6/14 at 100.00         AA            371,580
                 Participation, Series 2004, 5.000%, 6/15/34 - MBIA Insured

        2,265   Colorado Health Facilities Authority, Revenue Bonds, Catholic          3/12 at 100.00     AA (4)          2,316,710
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)

        1,735   Colorado Health Facilities Authority, Revenue Bonds, Catholic          3/12 at 100.00     AA (4)          1,854,819
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22
                 (Pre-refunded 3/01/12)

        2,395   Denver City and County, Colorado, Airport System Revenue Bonds,          No Opt. Call         A+          2,574,505
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior            12/13 at 100.00    N/R (4)          3,158,010
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/24 (Pre-refunded 12/01/13) -
                 SYNCORA GTY Insured

          370   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           9/20 at 63.98         AA            100,333
                 Series 2004B, 0.000%, 9/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,705   Total Colorado                                                                                           11,611,253
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.1%

          250   Connecticut Health and Educational Facilities Authority,               1/09 at 100.00         AA            251,040
                 Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
                 6.625%, 7/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

$          15   District of Columbia, General Obligation Bonds, Series 1993E,         11/08 at 100.00        AAA       $     15,034
                 6.000%, 6/01/13 - MBIA Insured (ETM)

          235   District of Columbia, General Obligation Refunding Bonds,                No Opt. Call        AAA            248,176
                 Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
          250   Total District of Columbia                                                                                  263,210
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 5.6%

        1,000   Hillsborough County Industrial Development Authority, Florida,        10/16 at 100.00         A3            830,980
                 Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                 5.250%, 10/01/41

        5,020   JEA St. John's River Power Park System, Florida, Revenue              10/11 at 100.00        Aa2          5,078,533
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18

        4,000   JEA, Florida, Subordinate Lien Electric System Revenue Bonds,         11/08 at 100.00        Aa3          3,684,480
                 Series 2002D, 4.625%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       10,020   Total Florida                                                                                             9,593,993
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 0.3%

          545   Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990,         No Opt. Call         AA            512,147
                 0.000%, 1/01/10 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 18.1%

          115   Chicago Metropolitan Housing Development Corporation, Illinois,        1/09 at 100.00         AA            118,741
                 FHA-Insured Section 8 Assisted Housing Development Revenue
                 Refunding Bonds, Series 1992, 6.850%, 7/01/22

        1,930   Illinois Development Finance Authority, Revenue Bonds,                 5/11 at 101.00        AAA          2,083,898
                 Midwestern University, Series 2001B, 5.750%, 5/15/16
                 (Pre-refunded 5/15/11)

          525   Illinois Finance Authority, Revenue Bonds, Loyola University of        7/17 at 100.00         AA            306,464
                 Chicago, Tender Option Bond Trust 1137, 0.822%, 7/01/46 (IF)

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of Southwest           9/15 at 100.00        Aa3          1,774,766
                 Illinois, Series 2005, 5.000%, 9/01/31 - RAAI Insured

        4,445   Illinois Health Facilities Authority, Remarketed Revenue Bonds,        8/11 at 103.00        Aa1          4,490,472
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Evangelical         No Opt. Call    N/R (4)          1,690,095
                 Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)

        2,225   Illinois Health Facilities Authority, Revenue Refunding Bonds,         1/13 at 100.00       Baa1          2,261,179
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

        2,500   Illinois Housing Development Authority, Homeowner Mortgage             2/16 at 100.00         AA          2,151,775
                 Revenue Bonds, Series 2006C2, 5.050%, 8/01/27
                 (Alternative Minimum Tax)

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22  6/13 at 100.00        AAA          5,649,384

        2,000   Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17      12/08 at 100.50        AAA          2,013,660

        1,000   Kankakee & Will Counties Community Unit School District 5,               No Opt. Call        Aaa            438,040
                 Illinois, General Obligation Bonds, Series 2006,
                 0.000%, 5/01/23 - FSA Insured

        6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/12 at 101.00        AAA          5,988,357
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,         12/14 at 100.00        AA+          1,260,350
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,            12/11 at 100.00   BBB+ (4)          1,060,350
                 Series 2003, 5.000%, 12/15/22 (Pre-refunded 12/15/11) -
                 RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,425   Total Illinois                                                                                           31,287,531
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 6.4%

        1,000   Franklin Community Multi-School Building Corporation,                  7/14 at 100.00      A (4)          1,072,710
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) -
                 FGIC Insured

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue          9/11 at 100.00       BBB+          3,051,965
                 Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22


                                       33

NXR
Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

$       2,500   Indiana Health Facility Financing Authority, Hospital Revenue            No Opt. Call        AAA       $  2,800,175
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        2,000   Indianapolis Local Public Improvement Bond Bank, Indiana,              7/12 at 100.00        AAA          2,141,980
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33
                 (Pre-refunded 7/01/12) - MBIA Insured

        2,295   Shelbyville Central Renovation School Building Corporation,            7/15 at 100.00        AA+          1,996,375
                 Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/25 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,295   Total Indiana                                                                                            11,063,205
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 5.8%

        2,745   Iowa Finance Authority, Health Facility Revenue Bonds,                 7/16 at 100.00       BBB-          2,372,284
                 Care Initiatives Project, Series 2006A, 5.000%, 7/01/20

          750   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed                6/17 at 100.00        BBB            609,623
                 Revenue Bonds, Series 2005B, 5.600%, 6/01/34

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        3,850    5.300%, 6/01/25 (Pre-refunded 6/01/11)                                6/11 at 101.00        AAA          4,056,014
        2,850    5.600%, 6/01/35 (Pre-refunded 6/01/11)                                6/11 at 101.00        AAA          3,036,732

------------------------------------------------------------------------------------------------------------------------------------
       10,195   Total Iowa                                                                                               10,074,653
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 1.1%

                Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
                Memorial Hospital, Series 2006:
        1,425    5.125%, 7/01/26                                                       7/16 at 100.00         A3          1,288,371
          700    4.875%, 7/01/36                                                       7/16 at 100.00         A3            569,128

------------------------------------------------------------------------------------------------------------------------------------
        2,125   Total Kansas                                                                                              1,857,499
------------------------------------------------------------------------------------------------------------------------------------


                MAINE - 0.7%

          125   Maine Health and Higher Educational Facilities Authority,              7/09 at 101.00        Aaa            128,326
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/19 -
                 MBIA Insured

        1,075   Maine Health and Higher Educational Facilities Authority,              7/09 at 101.00        Aaa          1,115,495
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/19
                 (Pre-refunded 7/01/09) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,200   Total Maine                                                                                               1,243,821
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 0.9%

        1,000   Massachusetts Development Finance Agency, Resource                    12/08 at 102.00        BBB            956,250
                 Recovery Revenue Bonds, Ogden Haverhill Associates,
                 Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)

           15   Massachusetts Health and Educational Facilities Authority,             7/11 at 101.00         AA             16,022
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17

          485   Massachusetts Health and Educational Facilities Authority,             7/11 at 101.00        AAA            528,218
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Massachusetts                                                                                       1,500,490
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 2.4%

        1,500   Detroit, Michigan, Sewer Disposal System Revenue Bonds,                7/16 at 100.00          A          1,258,665
                 Second Lien, Series 2006B, 4.625%, 7/01/34 - FGIC Insured

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue           12/12 at 100.00         AA          2,733,279
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

          235   Michigan State Hospital Finance Authority, Revenue Refunding           2/09 at 100.00         BB            230,956
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

------------------------------------------------------------------------------------------------------------------------------------
        4,635   Total Michigan                                                                                            4,222,900
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.4%

          725   Mississippi Hospital Equipment and Facilities Authority,               9/14 at 100.00         AA            651,964
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

$       3,500   Nebraska Public Power District, General Revenue Bonds,                 1/13 at 100.00         AA       $  3,192,700
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.2%

        4,095   Director of Nevada State Department of Business and Industry,          1/10 at 100.00         AA          2,495,329
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        1,680   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,          6/12 at 100.00       Baa1          1,632,725
                 5.500%, 6/01/22 - FGIC Insured

        2,830   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,          6/12 at 100.00   Baa1 (4)          3,047,938
                 5.500%, 6/01/22 (Pre-refunded 6/01/12) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,605   Total Nevada                                                                                              7,175,992
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.3%

          480   New Hampshire Housing Finance Authority, Single Family                 5/11 at 100.00        Aa2            484,378
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 1.5%

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        1,000    6.750%, 6/01/39 (Pre-refunded 6/01/13)                                6/13 at 100.00        AAA          1,131,230
        1,355    6.250%, 6/01/43 (Pre-refunded 6/01/13)                                6/13 at 100.00        AAA          1,503,996

------------------------------------------------------------------------------------------------------------------------------------
        2,355   Total New Jersey                                                                                          2,635,226
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 2.5%

        1,000   New Mexico Mortgage Finance Authority, Multifamily Housing             9/17 at 100.00        AAA            840,270
                 Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42
                 (Alternative Minimum Tax)

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital                7/14 at 100.00        AAA          3,507,360
                 Revenue Bonds, Series 2004, 4.625%, 1/01/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total New Mexico                                                                                          4,347,630
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 3.1%

          815   Dormitory Authority of the State of New York, Second General             No Opt. Call         A1            858,195
                 Resolution Consolidated Revenue Bonds, City University System,
                 Series 1990C, 7.500%, 7/01/10

          310   Dormitory Authority of the State of New York, State Personal           8/16 at 100.00         AA            158,057
                 Income Tax Revenue Bonds, Tender Option Bond Trust 2846,
                 1.397%, 2/15/35 (IF)

        2,335   Long Island Power Authority, New York, Electric System General         9/11 at 100.00        AAA          2,497,703
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21
                 (Pre-refunded 9/01/11)

           35   New York City, New York, General Obligation Bonds,                    11/08 at 100.00         AA             35,107
                 Series 1991B, 7.000%, 2/01/18

        1,850   New York State Tobacco Settlement Financing Corporation,               6/10 at 100.00        AA-          1,869,222
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
        5,345   Total New York                                                                                            5,418,284
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 4.3%

        5,000   North Carolina Municipal Power Agency 1, Catawba Electric              1/13 at 100.00         AA          5,066,050
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport Revenue      7/11 at 101.00        AAA          2,430,944
                 Bonds, Series 2001A, 5.250%, 7/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,345   Total North Carolina                                                                                      7,496,994
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.5%

        1,000   Buckeye Tobacco Settlement Financing Authority, Ohio,                  6/17 at 100.00        BBB            780,880
                 Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 6.000%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                                       35

NXR
Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.6%

$       3,000   Oklahoma Development Finance Authority, Revenue Bonds,                 2/14 at 100.00        AA-       $  2,740,680
                 St. John Health System, Series 2004, 5.000%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.4%

        2,435   Dauphin County Industrial Development Authority, Pennsylvania,           No Opt. Call         A-          2,808,480
                 Water Development Revenue Refunding Bonds, Dauphin
                 Consolidated Water Supply Company, Series 1992B,
                 6.700%, 6/01/17

          500   Pennsylvania Higher Educational Facilities Authority, Revenue          7/13 at 100.00       BBB+            454,425
                 Bonds, Widener University, Series 2003, 5.250%, 7/15/24

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00         A+            962,620
                 Airport Revenue Bonds, Philadelphia Airport System Project,
                 Series 2001A, 5.500%, 7/01/17 - FGIC Insured (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,935   Total Pennsylvania                                                                                        4,225,525
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 5.1%

        1,500   Lexington County Health Service District, South Carolina,             11/13 at 100.00     A+ (4)          1,651,620
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)

        1,500   Medical University Hospital Authority, South Carolina,                 8/14 at 100.00         AA          1,505,010
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 8/15/20 - MBIA Insured

          520   South Carolina JOBS Economic Development Authority,                   11/12 at 100.00     A- (4)            565,932
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30
                 (Pre-refunded 11/15/12)

        1,980   South Carolina JOBS Economic Development Authority,                   11/12 at 100.00         A-          1,801,741
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002B, 5.625%, 11/15/30

        3,010   Tobacco Settlement Revenue Management Authority,                       5/16 at 100.00    BBB (4)          3,215,824
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/16)

------------------------------------------------------------------------------------------------------------------------------------
        8,510   Total South Carolina                                                                                      8,740,127
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH DAKOTA - 1.1%

        1,010   South Dakota Health and Educational Facilities Authority,              7/12 at 101.00         AA            916,504
                 Revenue Bonds, Avera Health, Series 2002, 5.125%, 7/01/27 -
                 AMBAC Insured

        1,000   South Dakota Health and Educational Facilities Authority,             11/14 at 100.00        AA-            906,560
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.250%, 11/01/34

------------------------------------------------------------------------------------------------------------------------------------
        2,010   Total South Dakota                                                                                        1,823,064
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.2%

        2,000   Knox County Health, Educational and Housing Facilities                 4/12 at 101.00        Ba2          2,026,980
                 Board, Tennessee, Hospital Revenue Bonds, Baptist Health
                 System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 9.9%

        1,500   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00       BBB-          1,198,140
                 Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        2,500   Harris County Health Facilities Development Corporation,              11/13 at 100.00         AA          2,275,500
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        4,005   Harris County-Houston Sports Authority, Texas, Senior Lien             11/30 at 61.17         AA            493,696
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 -
                 MBIA Insured

        3,000   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/12 at 100.00        AAA          3,101,160
                 Series 2002B, 5.500%, 7/01/18 - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend and                2/12 at 100.00        AAA          3,308,625
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply               10/12 at 100.00         A3          4,735,655
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,750   Texas, General Obligation Bonds, Water Financial Assistance            8/13 at 100.00        Aa1          1,477,315
                 Program, Series 2003A, 5.125%, 8/01/42
                 (Alternative Minimum Tax)


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$         500   Victoria, Texas, General Obligation Bonds, Series 2001,                8/11 at 100.00        AA-       $    492,755
                 5.000%, 8/15/23 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,130   Total Texas                                                                                              17,082,846
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 0.3%

          510   Port of Seattle, Washington, Revenue Bonds, Series 2001A,             10/11 at 100.00        Aa2            466,257
                 5.000%, 4/01/31 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.4%

        2,500   Wisconsin, General Obligation Refunding Bonds, Series 2003-3,         11/13 at 100.00         AA          2,416,125
                 5.000%, 11/01/26
------------------------------------------------------------------------------------------------------------------------------------

$     178,735   Total Municipal Bonds (cost $175,048,572)                                                               169,375,899
=============-----------------------------------------------------------------------------------------------------------------------
       SHARES   DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.0%

                AIRLINES - 0.0%

          220   UAL Corporation, (5)                                                                                   $      1,934
=============-----------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $0)                                                                                 1,934
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $175,048,572) - 98.2%                                                           169,377,833
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      3,161,747
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $172,539,580
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. ("United") filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 532 and 172 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 532 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 48 shares on November 14, 2007. The remaining 220 shares of UAL common stock were still held by the Fund at September 30, 2008.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NXC
Nuveen California Select Tax-Free Income Portfolio
Portfolio of INVESTMENTS
                                                  September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.2%

$         200   California County Tobacco Securitization Agency, Tobacco               6/15 at 100.00        BBB       $    178,588
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        1,365   California County Tobacco Securitization Agency, Tobacco               6/12 at 100.00        BBB          1,286,826
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

        4,045   Golden State Tobacco Securitization Corporation, California,           6/22 at 100.00        BBB          2,045,192
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37

------------------------------------------------------------------------------------------------------------------------------------
        5,610   Total Consumer Staples                                                                                    3,510,606
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 9.6%

        1,000   California Educational Facilities Authority, Revenue Bonds,           12/09 at 101.00        AAA            987,380
                 Stanford University, Series 1999P, 5.000%, 12/01/23

           45   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00         A3             39,509
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

        1,000   California Educational Facilities Authority, Revenue Bonds,           10/12 at 100.00         A2          1,002,840
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           35    5.000%, 11/01/21                                                     11/15 at 100.00         A2             33,450
           45    5.000%, 11/01/25                                                     11/15 at 100.00         A2             41,578

        3,000   California Infrastructure Economic Development Bank,                  10/11 at 101.00         A-          3,027,300
                 Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/19

        2,000   California State Public Works Board, Lease Revenue Bonds,             10/12 at 100.00        AAA          1,965,040
                 University of California, UCLA Replacement Hospital Project,
                 Series 2002A, 5.000%, 10/01/22 - FSA Insured

        1,000   Long Beach Bond Financing Authority, California, Lease                11/11 at 101.00         AA            933,120
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,125   Total Education and Civic Organizations                                                                   8,030,217
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.2%

          110   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00         A+             95,875
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

          625   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00        AA-            378,906
                 Sutter Health, Series 2008, Trust 3146, 2.726%, 11/15/46 (IF)

        2,000   California Infrastructure Economic Development Bank, Revenue           8/11 at 102.00         A+          1,872,220
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        1,500   California Statewide Community Development Authority,                  6/13 at 100.00        AAA          1,551,795
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        1,500   California Statewide Community Development Authority,                 11/09 at 102.00         A+          1,432,320
                 Insured Mortgage Hospital Revenue Bonds, Mission Community
                 Hospital, Series 2001, 5.375%, 11/01/26

          545   California Statewide Community Development Authority, Revenue          8/16 at 100.00         A+            501,465
                 Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        1,880   California Statewide Community Development Authority,                 12/08 at 100.50         AA          1,892,126
                 Revenue Bonds, Los Angeles Orthopaedic Hospital Foundation,
                 Series 2000, 5.500%, 6/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,160   Total Health Care                                                                                         7,724,707
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 0.8%

$         750   California Statewide Community Development Authority,                  8/12 at 100.00       Baa1       $    688,253
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.2%

          135   California Housing Finance Agency, Home Mortgage Revenue               2/16 at 100.00        Aa2            133,090
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.8%

        1,250   California Pollution Control Financing Authority, Solid Waste            No Opt. Call       BBB+          1,118,488
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Mandatory put 12/01/17)
                 (Alternative Minimum Tax)

          500   California Pollution Control Financing Authority, Solid Waste          1/16 at 102.00        BBB            403,320
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Industrials                                                                                         1,521,808
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.8%

        1,500   ABAG Finance Authority for Non-Profit Corporations, California,       11/12 at 100.00         A+          1,446,120
                 Insured Senior Living Revenue Bonds, Odd Fellows Home of
                 California, Series 2003A, 5.200%, 11/15/22

        1,000   California Statewide Communities Development Authority,               12/17 at 100.00       Baa1            871,940
                 Revenue Bonds, Inland Regional Center Project, Series 2007,
                 5.250%, 12/01/27

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Long-Term Care                                                                                      2,318,060
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 22.6%

          500   California, General Obligation Bonds, Series 2003,                    11/13 at 100.00         A+            507,660
                 5.250%, 11/01/19 - RAAI Insured

                California, General Obligation Bonds, Series 2004:
          750    5.000%, 2/01/23                                                       2/14 at 100.00         A+            723,900
          800    5.125%, 4/01/25                                                       4/14 at 100.00         A+            772,776

        1,000   Fremont Unified School District, Alameda County, California,           8/12 at 101.00        Aa3            980,450
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

                Golden West Schools Financing Authority, California, General
                Obligation Revenue Refunding Bonds, School District Program,
                Series 1999A:
        4,650    0.000%, 8/01/16 - MBIA Insured                                          No Opt. Call         AA          3,183,251
        1,750    0.000%, 2/01/17 - MBIA Insured                                          No Opt. Call         AA          1,154,458
        2,375    0.000%, 8/01/17 - MBIA Insured                                          No Opt. Call         AA          1,525,510
        2,345    0.000%, 2/01/18 - MBIA Insured                                          No Opt. Call         AA          1,447,873

                Mountain View-Los Altos Union High School District, Santa Clara
                County, California, General Obligation Capital Appreciation
                Bonds, Series 1995C:
        1,015    0.000%, 5/01/17 - MBIA Insured                                          No Opt. Call         AA            660,724
        1,080    0.000%, 5/01/18 - MBIA Insured                                          No Opt. Call         AA            657,968

          100   Roseville Joint Union High School District, Placer County,             8/15 at 100.00        AA-             94,622
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,220   Sacramento City Unified School District, Sacramento County,            7/15 at 100.00        Aa3          3,087,336
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/27 - MBIA Insured

        1,500   San Diego Unified School District, San Diego County,                   7/13 at 101.00        AAA          1,603,515
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/24 - FSA Insured

        2,565   Sunnyvale School District, Santa Clara County, California,             9/15 at 100.00        AAA          2,485,203
                 General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,650   Total Tax Obligation/General                                                                             18,885,246
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 17.9%

        1,000   Bell Community Redevelopment Agency, California,                      10/13 at 100.00       BBB+            891,450
                 Tax Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

        3,500   California State Public Works Board, Lease Revenue Bonds,                No Opt. Call         AA          3,972,850
                 Department of Corrections, Calipatria State Prison,
                 Series 1991A, 6.500%, 9/01/17 - MBIA Insured


                                       39

NXC
Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,000   California State Public Works Board, Lease Revenue Bonds,              6/14 at 100.00          A       $  1,007,170
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/23

          120   Capistrano Unified School District, Orange County, California,         9/15 at 100.00        N/R            108,482
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

          360   Chino Redevelopment Agency, California, Merged Chino                   9/16 at 101.00         AA            322,106
                 Redevelopment Project Area Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/38 - AMBAC Insured

        1,000   Fontana Public Financing Authority, California, Tax Allocation        10/15 at 100.00         AA            906,640
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/32 - AMBAC Insured

        1,050   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00         AA            370,944
                 Enhanced Asset Backed Settlement Revenue Bonds,
                 Series 2005A, Trust Series 1500, 0.393%, 6/01/45 -
                 AMBAC Insured (IF)

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
           60    5.000%, 9/01/26                                                       9/16 at 100.00        N/R             51,517
          135    5.125%, 9/01/36                                                       9/16 at 100.00        N/R            112,730

          215   Los Angeles Community Redevelopment Agency, California,                9/15 at 100.00        Aa3            193,225
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,300   Orange County, California, Special Tax Bonds, Community                8/12 at 101.00        N/R          1,159,808
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

          105   Rialto Redevelopment Agency, California, Tax Allocation                9/15 at 100.00         A-             93,489
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 SYNCORA GTY Insured

          130   Roseville, California, Certificates of Participation, Public           8/13 at 100.00         AA            121,827
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

          605   Sacramento City Financing Authority, California, Lease Revenue           No Opt. Call         AA            627,004
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        3,000   San Mateo County Transit District, California, Sales Tax               6/15 at 100.00         AA          3,013,290
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/21 -
                 MBIA Insured

          225   San Mateo Union High School District, San Mateo County,               12/17 at 100.00         AA            198,070
                 California, Certificates of Participation, Phase 1, Series 2007A,
                 5.000%, 12/15/30 - AMBAC Insured

        1,000   Santa Clara County Board of Education, California, Certificates        4/12 at 101.00         AA            951,430
                 of Participation, Series 2002, 5.000%, 4/01/25 - MBIA Insured

        1,000   Travis Unified School District, Solano County, California,             9/16 at 100.00        N/R            843,460
                 Certificates of Participation, Series 2006, 5.000%, 9/01/26 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,805   Total Tax Obligation/Limited                                                                             14,945,492
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.9%

        1,150   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 100.00       BBB-            946,956
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        3,500   Los Angeles Harbors Department, California, Revenue Refunding          8/11 at 100.00         AA          3,619,000
                 Bonds, Series 2001B, 5.500%, 8/01/17 - AMBAC Insured
                 (Alternative Minimum Tax)

          445   San Francisco Airports Commission, California, Revenue Bonds,          5/09 at 101.00         AA            370,347
                 San Francisco International Airport, Second Series 1999,
                 Issue 23A, 5.000%, 5/01/30 - FGIC Insured (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,095   Total Transportation                                                                                      4,936,303
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 13.6% (4)

          400   Beverly Hills Unified School District, Los Angeles County,             8/12 at 100.00     AA (4)            427,944
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26 (Pre-refunded 8/01/12)


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
$       1,750    5.750%, 5/01/17 (Pre-refunded 5/01/12)                                5/12 at 101.00        Aaa       $  1,926,575
        2,000    5.125%, 5/01/19 (Pre-refunded 5/01/12)                                5/12 at 101.00        Aaa          2,159,620

        2,600   California Educational Facilities Authority, Revenue Bonds,           11/11 at 100.00     A2 (4)          2,777,320
                 University of the Pacific, Series 2002, 5.250%, 11/01/21
                 (Pre-refunded 11/01/11)

          800   California, General Obligation Bonds, Series 2004,                     2/14 at 100.00        AAA            869,352
                 5.125%, 2/01/27 (Pre-refunded 2/01/14)

        2,000   North Orange County Community College District, California,            8/12 at 101.00     AA (4)          2,149,240
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/22
                 (Pre-refunded 8/01/12) - MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,             11/12 at 100.00     A+ (4)          1,077,950
                 5.250%, 11/01/20 (Pre-refunded 11/01/12) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,550   Total U.S. Guaranteed                                                                                    11,388,001
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.7%

          645   Long Beach Bond Finance Authority, California, Natural Gas               No Opt. Call          A            496,166
                 Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37

          200   Los Angeles Department of Water and Power, California,                 7/13 at 100.00         AA            200,320
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        7,600   Merced Irrigation District, California, Certificates of Participation,  9/16 at 64.56          A          2,830,924
                 Water and Hydroelectric System Projects, Series 2008A,
                 0.000%, 9/01/23

          215   Merced Irrigation District, California, Electric System Revenue        9/15 at 100.00       BBB-            181,924
                 Bonds, Series 2005, 5.125%, 9/01/31 - SYNCORA GTY Insured

        1,010   Turlock Irrigation District, California, Revenue Refunding Bonds,        No Opt. Call         A1          1,062,005
                 Series 1992A, 6.250%, 1/01/12 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,670   Total Utilities                                                                                           4,771,339
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 2.4%

          150   Healdsburg Public Financing Authority, California, Wastewater          4/16 at 100.00         AA            136,277
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

          250   Sacramento County Sanitation District Financing Authority,             6/16 at 100.00         AA            231,255
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

          825   South Feather Water and Power Agency, California, Water Revenue        4/13 at 100.00        BBB            759,363
                 Certificates of Participation, Solar Photovoltaic Project,
                 Series 2003, 5.375%, 4/01/24

        1,000   Woodbridge Irrigation District, California, Certificates of            7/13 at 100.00       BBB+            891,090
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
        2,225   Total Water and Sewer                                                                                     2,017,985
------------------------------------------------------------------------------------------------------------------------------------
$      94,025   Total Investments (cost $84,473,103) - 96.7%                                                             80,871,107
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                      2,760,408
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 83,631,515
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NXN
Nuveen New York Select Tax-Free Income Portfolio
Portfolio of INVESTMENTS
                                                  September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY - 0.2%

$         100   New York City Industrial Development Agency, New York,                 9/15 at 100.00        BB+       $     80,441
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 1.6%

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          430    4.750%, 6/01/22                                                       6/16 at 100.00        BBB            368,600
          540    5.000%, 6/01/26                                                       6/16 at 100.00        BBB            463,444

------------------------------------------------------------------------------------------------------------------------------------
          970   Total Consumer Staples                                                                                      832,044
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 10.3%

          100   Albany Industrial Development Agency, New York, Revenue Bonds,         7/17 at 100.00        BBB             82,451
                 Albany Law School, Series 2007A, 5.000%, 7/01/31

           50   Albany Industrial Development Agency, New York, Revenue                4/17 at 100.00        N/R             39,095
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

        1,700   Amherst Industrial Development Agency, New York, Revenue               8/12 at 101.00         AA          1,650,309
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 -
                 AMBAC Insured

           30   Cattaraugus County Industrial Development Agency, New York,            5/16 at 100.00       BBB-             26,235
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

          430   Dormitory Authority of the State of New York, General Revenue          7/17 at 100.00       BBB+            366,734
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

          785   Dormitory Authority of the State of New York, Insured Revenue          7/12 at 100.00        BBB            740,899
                 Bonds, Iona College, Series 2002, 5.000%, 7/01/22 -
                 SYNCORA GTY Insured

           50   Dormitory Authority of the State of New York, Lease Revenue            7/15 at 100.00         AA             47,698
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

          215   Dormitory Authority of the State of New York, Second General             No Opt. Call         A1            226,008
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1990C, 7.500%, 7/01/10 - FGIC Insured

          430   Dutchess County Industrial Development Agency, New York,               8/17 at 100.00         A3            351,684
                 Civic Facility Revenue Bonds, Bard College Project,
                 Series 2007-A2, 4.500%, 8/01/36

          100   Hempstead Town Industrial Development Agency, New York,               10/15 at 100.00          A             91,308
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

          100   New York City Industrial Development Agency, New York,                10/14 at 100.00         A-             89,449
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

          500   New York City Industrial Development Agency, New York,                 2/11 at 100.00         A-            493,400
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          430   New York City Industrial Development Agency, New York,                 1/17 at 100.00         AA            357,463
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 4.750%, 1/01/42 - AMBAC Insured

          590   New York City Industrial Development Authority, New York,              9/16 at 100.00       BBB-            463,339
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 4.500%, 3/01/39 - FGIC Insured

          200   Puerto Rico Industrial, Tourist, Educational, Medical and              2/09 at 101.00       BBB-            191,198
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$          65   Seneca County Industrial Development Authority, New York,             10/17 at 100.00        BBB       $     55,413
                 Revenue Bonds, New York Chiropractic College, Series 2007,
                 5.000%, 10/01/27

------------------------------------------------------------------------------------------------------------------------------------
        5,775   Total Education and Civic Organizations                                                                   5,272,683
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.7%

          435   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-            378,037
                 Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.7%

          450   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00        N/R            402,255
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Lenox Hill Hospital Obligated Group, Series 2001:
          110    5.375%, 7/01/20                                                       7/11 at 101.00        Ba1            100,332
          100    5.500%, 7/01/30                                                       7/11 at 101.00        Ba1             84,934

          950   Dormitory Authority of the State of New York, Revenue Bonds,           7/16 at 100.00         AA            882,531
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

          670   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00         AA            660,633
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          405   Dormitory Authority of the State of New York, Revenue Bonds,           8/14 at 100.00        AAA            426,056
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,680   Dormitory Authority of the State of New York, Revenue Bonds,           7/11 at 101.00         AA          1,715,616
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/17 - AMBAC Insured

        1,195   Dormitory Authority of the State of New York, Revenue Bonds,           7/11 at 101.00         AA          1,220,334
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/17 - AMBAC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1            444,825
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

                Madison County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Oneida Health System, Series 2007A:
          100    5.250%, 2/01/27                                                         No Opt. Call       BBB-             86,808
           90    5.500%, 2/01/32                                                         No Opt. Call       BBB-             77,429

          750   New York City Health and Hospitals Corporation, New York,              2/13 at 100.00         AA            728,370
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 -
                 AMBAC Insured

          245   New York City Industrial Development Agency, New York,                 7/12 at 101.00         B2            218,013
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

------------------------------------------------------------------------------------------------------------------------------------
        7,245   Total Health Care                                                                                         7,048,136
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.9%

        1,000   New Hartford-Sunset Woods Funding Corporation, New York,               8/12 at 101.00        AAA          1,012,510
                 FHA-Insured Mortgage Revenue Bonds, Sunset Woods
                 Apartments II Project, Series 2002, 5.350%, 2/01/20

          250   New York City Housing Development Corporation, New York,               5/14 at 100.00         AA            243,925
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          275   New York State Housing Finance Agency, Affordable Housing             11/17 at 100.00        Aa2            234,869
                 Revenue, Series 2007A, 5.250%, 11/01/38
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,525   Total Housing/Multifamily                                                                                 1,491,304
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.0%

        2,000   New York State Mortgage Agency, Homeowner Mortgage                    10/11 at 100.00        Aa1          1,903,440
                 Revenue Bonds, Series 101, 5.000%, 10/01/18
                 (Alternative Minimum Tax)

        2,500   New York State Mortgage Agency, Mortgage Revenue Bonds,                4/11 at 100.00        Aaa          2,184,750
                 Thirty-First Series A, 5.300%, 10/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,500   Total Housing/Single Family                                                                               4,088,190
------------------------------------------------------------------------------------------------------------------------------------


                                       43

NXN
Nuveen New York Select Tax-Free Income Portfolio (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 11.9%

$       1,940   Dormitory Authority of the State of New York, FHA-Insured Nursing      8/11 at 101.00         AA       $  1,837,335
                 Home Mortgage Revenue Bonds, Norwegian Christian Home
                 and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured

          100   Dormitory Authority of the State of New York, Non-State Supported     11/16 at 100.00        Aa2             90,121
                 Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds,
                 Series 2006, 5.000%, 11/01/31

           50   Dormitory Authority of the State of New York, Revenue Bonds,           7/15 at 100.00        N/R             34,785
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

        2,000   East Rochester Housing Authority, New York, FHA-Insured                8/12 at 101.00        AAA          2,028,260
                 Mortgage Revenue Refunding Bonds, Jewish Home of Rochester,
                 Series 2002, 4.625%, 2/15/17

        1,000   East Rochester Housing Authority, New York, Revenue Bonds,            12/12 at 103.00        AAA          1,004,370
                 GNMA/FHA-Secured Revenue Bonds, St.  Mary's Residence Project,
                 Series 2002A, 5.375%, 12/20/22

          980   New York City Industrial Development Agency, New York, GNMA           11/12 at 101.00        AA+            874,768
                 Collateralized Mortgage Revenue Bonds, Eger Harbor House Inc.,
                 Series 2002A, 4.950%, 11/20/32

           25   Suffolk County Industrial Development Agency, New York, Civic          7/16 at 100.00        N/R             22,661
                 Facility Revenue Bonds, Special Needs Facilities Pooled Program,
                 Series 2008-B1, 5.500%, 7/01/18

          275   Yonkers Industrial Development Agency, New York, Civic Facilities      7/16 at 101.00        N/R            249,271
                 Revenue Bonds, Special Needs Facilities Pooled Program Bonds,
                 Series 2008-C1, 5.500%, 7/01/18

------------------------------------------------------------------------------------------------------------------------------------
        6,370   Total Long-Term Care                                                                                      6,141,571
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 0.1%

           90   Jefferson County Industrial Development Agency, New York,             12/13 at 100.00        BBB             74,907
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company Project, Series 2003A, 5.200%, 12/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 8.4%

                Clarkstown, Rickland County, New York, Various Purposes Serial
                Bonds, Series 1992:
          505    5.600%, 6/15/10 - AMBAC Insured                                         No Opt. Call         AA            529,563
          525    5.600%, 6/15/11 - AMBAC Insured                                         No Opt. Call         AA            560,285
          525    5.600%, 6/15/12 - AMBAC Insured                                         No Opt. Call         AA            569,163

           15   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00         AA             11,809
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

          300   New York City, New York, General Obligation Bonds, Fiscal              8/14 at 100.00        Aaa            312,903
                 Series 2004C, 5.250%, 8/15/16

          200   New York City, New York, General Obligation Bonds, Fiscal              3/15 at 100.00         AA            203,950
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

        1,000   New York City, New York, General Obligation Bonds, Fiscal              6/16 at 100.00         AA            944,770
                 Series 2006J-1, 5.000%, 6/01/25

        1,260   New York City, New York, General Obligation Bonds, Series D,          12/17 at 100.00         AA          1,207,836
                 5.125%, 12/01/25

------------------------------------------------------------------------------------------------------------------------------------
        4,330   Total Tax Obligation/General                                                                              4,340,279
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.4%

          600   Battery Park City Authority, New York, Senior Revenue Bonds,          11/13 at 100.00        AAA            592,470
                 Series 2003A, 5.000%, 11/01/23

          500   Erie County Industrial Development Agency, New York, School            5/14 at 100.00        AAA            510,730
                 Facility Revenue Bonds, Buffalo City School District, Series 2004,
                 5.750%, 5/01/26 - FSA Insured

          500   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00         AA            513,560
                 Contract Refunding Bonds, Series 2002A, 5.500%, 1/01/20 -
                 MBIA Insured

           95   Nassau County Interim Finance Authority, New York, Sales Tax          11/08 at 100.00        AAA             95,007
                 Secured Revenue Bonds, Series 2001A-2, 5.125%, 11/15/21 -
                 AMBAC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          250    5.000%, 10/15/25 - MBIA Insured                                      10/14 at 100.00        AAA            242,465
          200    5.000%, 10/15/26 - MBIA Insured                                      10/14 at 100.00        AAA            193,080
        1,225    5.000%, 10/15/29 - AMBAC Insured                                     10/14 at 100.00        AAA          1,175,694

          600   New York City Transitional Finance Authority, New York, Building       1/17 at 100.00        AA-            562,524
                 Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 -
                 FGIC Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         670   New York City Transitional Finance Authority, New York, Future         2/13 at 100.00        AAA       $    665,893
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

          550   New York City Transitional Finance Authority, New York, Future        11/17 at 100.00        AAA            525,228
                 Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27

          775   New York State Environmental Facilities Corporation, State            12/17 at 100.00        AAA            749,758
                 Personal Income Tax Revenue Bonds, Series 2008A,
                 5.000%, 12/15/26 (UB)

          250   New York State Thruway Authority, Highway and Bridge Trust             4/14 at 100.00         AA            250,835
                 Fund Bonds, Second Genera1 Series 2004, 5.000%, 4/01/21 -
                 MBIA Insured

          145   New York State Thruway Authority, Highway and Bridge Trust               No Opt. Call         AA            174,960
                 Fund Bonds, Series 2005B, Trust 2800, 5.162%, 4/01/20 -
                 AMBAC Insured (IF)

          425   New York State Thruway Authority, Highway and Bridge Trust            10/17 at 100.00         AA            403,359
                 Fund Bonds, Series 2007, 5.000%, 4/01/27

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,000    5.250%, 6/01/20 - AMBAC Insured                                       6/13 at 100.00         AA          1,003,210
          250    5.250%, 6/01/21 - AMBAC Insured                                       6/13 at 100.00         AA            248,155

          500   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AA-            503,435
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

           30   Triborough Bridge and Tunnel Authority, New York, Convention             No Opt. Call        AA-             30,937
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
        8,565   Total Tax Obligation/Limited                                                                              8,441,300
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 1.9%

          180   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00       BBB+            174,380
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York, Transportation          No Opt. Call          A            522,165
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 - FGIC Insured

          100   New York State Thruway Authority, General Revenue Bonds,               7/15 at 100.00        AAA             95,580
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          105   Port Authority of New York and New Jersey, Consolidated Revenue        6/15 at 101.00        AA-             99,080
                 Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 -
                 SYNCORA GTY Insured

          120   Port Authority of New York and New Jersey, Consolidated Revenue        8/17 at 100.00        AAA             98,350
                 Bonds, One Hundred Forty Eighth Series 2008, Trust 2920,
                 0.036%, 8/15/32 - FSA Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
        1,005   Total Transportation                                                                                        989,555
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 6.1% (4)

          220   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00    N/R (4)            238,337
                 Series 2001A, 5.625%, 7/15/25 (Pre-refunded 7/15/11)

        1,080   Dormitory Authority of the State of New York, Judicial Facilities        No Opt. Call        AAA          1,226,718
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

          250   Dormitory Authority of the State of New York, Revenue Bonds,           5/13 at 100.00        Aaa            272,180
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23 (Pre-refunded 5/01/13)

          340   Suffolk County Water Authority, New York, Water Revenue                  No Opt. Call        AAA            365,157
                 Bonds, Series 1986V, 6.750%, 6/01/12 (ETM)

          965   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                      7/12 at 100.00        AAA          1,019,812
                 Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)

------------------------------------------------------------------------------------------------------------------------------------
        2,855   Total U.S. Guaranteed                                                                                     3,122,204
------------------------------------------------------------------------------------------------------------------------------------


                                       45

NXN
Nuveen New York Select Tax-Free Income Portfolio (continued)
Portfolio of INVESTMENTS September 30, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.4%

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
$         570    5.000%, 12/01/23 - FGIC Insured                                       6/16 at 100.00         A-       $    541,454
          430    5.000%, 12/01/25 - FGIC Insured                                       6/16 at 100.00         A-            404,454

          500   New York State Energy Research and Development Authority,              3/11 at 100.00         AA            494,850
                 Pollution Control Revenue Bonds, New York State Electric and
                 Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

          250   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2            242,823
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12)
                 (Alternative Minimum Tax)

           60   Westchester County Industrial Development Agency,                     11/08 at 100.00        BBB             60,013
                 Westchester County, New York, Resource Recovery Revenue
                 Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,810   Total Utilities                                                                                           1,743,594
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 12.5%

        2,500   New York City Municipal Water Finance Authority, New York,             6/11 at 101.00        AAA          2,419,849
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001C, 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, New York
                City Municipal Water Finance Authority Loan, Series 2002B:
        2,000    5.250%, 6/15/19                                                       6/12 at 100.00        AAA          2,056,340
        2,000    5.000%, 6/15/27                                                       6/12 at 100.00        AAA          1,929,180

------------------------------------------------------------------------------------------------------------------------------------
        6,500   Total Water and Sewer                                                                                     6,405,369
------------------------------------------------------------------------------------------------------------------------------------
$      52,075   Total Investments (cost $52,609,264) - 98.1%                                                             50,449,614
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.1)%                                                                         (590,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.0%                                                                      1,559,886
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 51,419,500
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, FGIC, MBIA, RAAI and SYNCORA as of September 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES
                                                  September 30, 2008 (Unaudited)
                                                       SELECT            SELECT           SELECT        CALIFORNIA         NEW YORK
                                                     TAX-FREE        TAX-FREE 2       TAX-FREE 3   SELECT TAX-FREE  SELECT TAX-FREE
                                                        (NXP)             (NXQ)            (NXR)             (NXC)            (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
   (cost $223,418,226, $243,306,010, $175,048,572,
   $84,473,103 and $52,609,264, respectively)    $218,237,091      $227,987,721     $169,377,833       $80,871,107      $50,449,614
Cash                                                1,852,775           244,452        1,145,364         1,960,621          976,754
Receivables:
   Interest                                         3,539,234         3,776,830        2,745,390         1,157,012          795,247
   Investments sold                                        --           505,000              --                 --               --
Other assets                                           61,568            64,967           47,955            25,216           16,751
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                   223,690,668       232,578,970      173,316,542        84,013,956       52,238,366
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                  --         1,500,000              --                 --          590,000
Payables:
   Investments purchased                                   --           650,997              --                 --               --
   Common share dividends                             840,425           890,247          640,767           312,610          183,388
Accrued expenses:
   Management fees                                     44,218            55,570           42,010            20,761           12,764
   Other                                              125,443            46,581           94,185            49,070           32,714
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                1,010,086         3,143,395          776,962           382,441          818,866
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                       $222,680,582      $229,435,575     $172,539,580       $83,631,515      $51,419,500
====================================================================================================================================
Shares outstanding                                 16,411,257        17,623,619       12,972,533         6,265,719        3,909,847
====================================================================================================================================
Net asset value per share outstanding            $      13.57      $      13.02     $      13.30       $     13.35      $     13.15
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                 $    164,113      $    176,236     $    129,725       $    62,657      $    39,098
Paid-in surplus                                   228,113,007       245,918,148      178,488,889        87,243,509       53,644,447
Undistributed (Over-distribution of)
   net investment income                              791,496           390,323         (269,138)           29,274          (48,890)
Accumulated net realized gain (loss)
   from investments                                (1,206,899)       (1,730,843)        (139,157)         (101,929)         (55,505)
Net unrealized appreciation (depreciation)
   of investments                                  (5,181,135)      (15,318,289)      (5,670,739)       (3,601,996)      (2,159,650)
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                       $222,680,582      $229,435,575     $172,539,580       $83,631,515      $51,419,500
====================================================================================================================================
Authorized shares                                   Unlimited         Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                 Six Months Ended September 30, 2008 (Unaudited)
                                                       SELECT            SELECT           SELECT        CALIFORNIA         NEW YORK
                                                     TAX-FREE        TAX-FREE 2       TAX-FREE 3   SELECT TAX-FREE  SELECT TAX-FREE
                                                        (NXP)             (NXQ)            (NXR)             (NXC)            (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                $  6,146,966      $  6,343,712      $ 4,499,885       $ 2,270,037      $ 1,338,581
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                       269,350           341,993          256,507           126,808           77,922
Shareholders' servicing agent fees and expenses        14,200            12,897           10,791             3,961            3,320
Interest expense on floating rate obligations              --            22,209            1,885            19,023           12,513
Custodian's fees and expenses                          19,119            18,769           18,315            13,140           12,444
Trustees' fees and expenses                             2,767             2,898            1,887             1,127              630
Professional fees                                       9,125             8,881            7,978             5,769            4,994
Shareholders' reports - printing and
   mailing expenses                                    26,764            28,653           22,448             9,728            7,852
Stock exchange listing fees                             4,639             4,610            4,610             4,610            4,610
Investor relations expense                             18,682            19,129           13,912             6,330            4,136
Other expenses                                          3,432             3,759            3,111             2,920            2,178
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit            368,078           463,798          341,444           193,416          130,599
   Custodian fee credit                                (7,917)          (11,762)          (4,540)           (4,382)          (1,448)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                          360,161           452,036          336,904           189,034          129,151
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               5,786,805         5,891,676        4,162,981         2,081,003        1,209,430
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments             138,066           (65,735)         (56,661)          (17,003)         (15,314)
Change in net unrealized appreciation
   (depreciation) of investments                  (12,364,223)      (15,997,628)      (8,808,940)       (4,651,615)      (2,497,423)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)           (12,226,157)      (16,063,363)      (8,865,601)       (4,668,618)      (2,512,737)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                               $ (6,439,352)     $(10,171,687)     $(4,702,620)      $(2,587,615)     $(1,303,307)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (Unaudited)
                                   SELECT TAX-FREE (NXP)               SELECT TAX-FREE 2 (NXQ)            SELECT TAX-FREE 3 (NXR)
                                -----------------------------       ----------------------------       -----------------------------
                                 SIX MONTHS              YEAR        SIX MONTHS             YEAR        SIX MONTHS             YEAR
                                      ENDED             ENDED             ENDED            ENDED             ENDED            ENDED
                                    9/30/08           3/31/08           9/30/08          3/31/08           9/30/08          3/31/08
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 5,786,805      $ 11,509,535       $ 5,891,676     $ 11,618,930       $ 4,162,981      $ 8,305,757
Net realized gain (loss) from:
   Investments                      138,066           147,459           (65,735)        (288,340)          (56,661)         (48,471)
   Forward swaps                         --                --                --               --                --               --
Change in net unrealized
   appreciation (depreciation)
   of investments               (12,364,223)       (7,207,078)      (15,997,628)     (11,881,693)       (8,808,940)      (5,615,646)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   from operations               (6,439,352)        4,449,916       (10,171,687)        (551,103)       (4,702,620)       2,641,640
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income       (5,609,810)      (11,213,242)       (5,865,853)     (11,242,116)       (4,162,727)      (8,322,967)
From accumulated
   net realized gains                    --                --                --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   from distributions
   to shareholders               (5,609,810)      (11,213,242)       (5,865,853)     (11,242,116)       (4,162,727)      (8,322,967)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued
   to shareholders due to
   reinvestment of distributions    236,150           182,700           228,840               --           117,307               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets from
   capital share transactions       236,150           182,700           228,840               --           117,307               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                (11,813,012)       (6,580,626)      (15,808,700)     (11,793,219)       (8,748,040)      (5,681,327)
Net assets at the
   beginning of period          234,493,594       241,074,220       245,244,275      257,037,494       181,287,620      186,968,947
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the
   end of period               $222,680,582      $234,493,594      $229,435,575     $245,244,275      $172,539,580     $181,287,620
====================================================================================================================================
Undistributed
   (Over-distribution of) net
   investment income at the
   end of period               $    791,496      $    614,501      $    390,323     $    364,500      $   (269,138)    $   (269,392)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (continued) (Unaudited)
                                                                  CALIFORNIA SELECT TAX-FREE (NXC)    NEW YORK SELECT TAX-FREE (NXN)
                                                                  --------------------------------    ------------------------------
                                                                     SIX MONTHS             YEAR        SIX MONTHS             YEAR
                                                                          ENDED            ENDED             ENDED            ENDED
                                                                        9/30/08          3/31/08           9/30/08          3/31/08
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 2,081,003      $ 4,101,055       $ 1,209,430      $ 2,406,620
Net realized gain (loss) from:
   Investments                                                          (17,003)         (84,927)          (15,314)         (82,020)
   Forward swaps                                                             --               --                --           41,813
Change in net unrealized appreciation
   (depreciation) of investments                                     (4,651,615)      (3,947,262)       (2,497,423)      (1,858,128)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                                  (2,587,615)          68,866        (1,303,307)         508,285
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                           (2,085,778)      (3,995,905)       (1,196,413)      (2,391,875)
From accumulated net realized gains                                          --          (66,966)               --          (47,290)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
   to shareholders                                                   (2,085,778)      (4,062,871)       (1,196,413)      (2,439,165)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued
   to shareholders due to
   reinvestment of distributions                                         80,969           40,911            10,984           11,240
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from capital share transactions                                       80,969           40,911            10,984           11,240
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                (4,592,424)      (3,953,094)       (2,488,736)      (1,919,640)
Net assets at the beginning of period                                88,223,939       92,177,033        53,908,236       55,827,876
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                     $83,631,515      $88,223,939       $51,419,500      $53,908,236
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the
   end of period                                                    $    29,274      $    34,049       $   (48,890)     $   (61,907)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3
(NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for an investment or derivative instrument, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At September 30, 2008, Nuveen Select Tax-Free 2 (NXQ) had outstanding when-issued/delayed delivery purchase commitment of $650,997. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Effective September 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended September 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards No. 140 (SFAS No. 140) "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is included as a component of "Interest expense on floating rate obligations" on the Statement of Operations.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters increases beyond the value of the investments included on the Fund's Statement of Assets and Liabilities as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.

During the six months ended September 30, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

At September 30, 2008, each Fund's maximum exposure to recourse trusts and/or credit recovery swap, if any, is as follows:

                                                                                          CALIFORNIA     NEW YORK
                                                       SELECT       SELECT       SELECT       SELECT       SELECT
                                                     TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                                        (NXP)        (NXQ)        (NXR)        (NXC)        (NXN)
-----------------------------------------------------------------------------------------------------------------
Maximum exposure                                         $ --         $ --         $ --         $ --         $ --
=================================================================================================================

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended September 30, 2008, were as follows:

                                                                                          CALIFORNIA     NEW YORK
                                                                    SELECT       SELECT       SELECT       SELECT
                                                                TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                                                     (NXQ)        (NXR)        (NXC)        (NXN)
-----------------------------------------------------------------------------------------------------------------
Average floating rate obligations                               $1,701,557     $163,525   $1,588,525     $989,467
Average annual interest rate and fees                                2.60%        2.30%        2.39%        2.52%
=================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. None of the Funds invested in forward interest rate swap transactions during the six months ended September 30, 2008.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

          Level 1 - Quoted prices in active markets for identical securities.

          Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

          Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund's fair value measurements as of September 30, 2008:

SELECT TAX-FREE (NXP)                                        LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments                                                   $6,935   $218,230,156         $ --    $218,237,091
================================================================================================================
SELECT TAX-FREE 2 (NXQ)                                      LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments                                                   $6,654   $227,981,067         $ --    $227,987,721
================================================================================================================
SELECT TAX-FREE 3 (NXR)                                      LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments                                                   $1,934   $169,375,899         $ --    $169,377,833
================================================================================================================
CALIFORNIA SELECT TAX-FREE (NXC)                             LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments                                                     $ --    $80,871,107         $ --     $80,871,107
================================================================================================================
NEW YORK SELECT TAX-FREE (NXN)                               LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments                                                     $ --    $50,449,614         $ --     $50,449,614
================================================================================================================

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

                                                                NEW YORK SELECT
                                                                 TAX-FREE (NXN)
                                                                        LEVEL 3
                                                                    INVESTMENTS
--------------------------------------------------------------------------------
Balance as of March 31, 2008                                          $ 527,326
   Gains (losses):
      Net realized gains (losses)                                            --
      Net change in unrealized appreciation (depreciation)              122,674
   Net purchases at cost (sales at proceeds)                           (650,000)
   Net discounts (premiums)                                                  --
   Net transfers in to (out of) at end of period fair value                  --
--------------------------------------------------------------------------------
Balance as of September 30, 2008                                      $      --
================================================================================

3. FUND SHARES

Share Repurchases

On July 30, 2008, the Funds' Board of Trustees approved a program under which each Fund may repurchase an aggregate of up to approximately 10% of its outstanding shares. The Funds did not repurchase any of their shares during the six months ended September 30, 2008.

Transactions in shares were as follows:

                                               SELECT                     SELECT                    SELECT
                                           TAX-FREE (NXP)            TAX-FREE 2 (NXQ)          TAX-FREE 3 (NXR)
                                      ------------------------   -----------------------   -----------------------
                                      SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                           ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                         9/30/08       3/31/08      9/30/08      3/31/08      9/30/08      3/31/08
------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions   16,596        12,459       16,551           --        8,409           --
==================================================================================================================
                                                                    CALIFORNIA SELECT          NEW YORK SELECT
                                                                      TAX-FREE (NXC)            TAX-FREE (NXN)
                                                                 -----------------------   -----------------------
                                                                 SIX MONTHS                SIX MONTHS
                                                                      ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                                                    9/30/08      3/31/08      9/30/08      3/31/08
------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions                               5,750        2,899          797          827
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


4. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended September 30, 2008, were as follows:

                                                                                           CALIFORNIA     NEW YORK
                                                        SELECT       SELECT       SELECT       SELECT       SELECT
                                                      TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                                         (NXP)        (NXQ)        (NXR)        (NXC)        (NXN)
------------------------------------------------------------------------------------------------------------------
Purchases                                           $7,399,008  $12,487,833   $3,833,109   $3,996,034   $  355,191
Sales and maturities                                 7,784,228   10,166,215    5,027,914    7,712,173    2,002,754
==================================================================================================================

5. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At September 30, 2008, the cost of investments was as follows:

                                                                                            CALIFORNIA     NEW YORK
                                                       SELECT        SELECT        SELECT       SELECT       SELECT
                                                     TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                                        (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
-------------------------------------------------------------------------------------------------------------------
Cost of investments                              $222,900,320  $241,761,812  $174,979,200  $84,521,513  $52,012,079
===================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

                                                                                           CALIFORNIA      NEW YORK
                                                    SELECT         SELECT        SELECT        SELECT        SELECT
                                                  TAX-FREE     TAX-FREE 2    TAX-FREE 3      TAX-FREE      TAX-FREE
                                                     (NXP)          (NXQ)         (NXR)         (NXC)         (NXN)
-------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                               $  7,150,197   $  4,426,744   $ 4,045,083   $ 1,570,689   $   440,646
   Depreciation                                (11,813,426)   (19,622,555)   (9,646,450)   (5,221,095)   (2,592,795)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments              $ (4,663,229)  $(15,195,811)  $(5,601,367)  $(3,650,406)  $(2,152,149)
===================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2008, the Funds' last tax year end, were as follows:

                                                                                           CALIFORNIA     NEW YORK
                                                        SELECT       SELECT       SELECT       SELECT       SELECT
                                                      TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                                         (NXP)        (NXQ)        (NXR)        (NXC)        (NXN)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                $1,061,243   $1,211,279     $364,661     $378,533     $130,930
Undistributed net ordinary income**                      1,594        1,512          439           --           --
Undistributed net long-term capital gains                   --           --           --           --           --
==================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 3, 2008, paid on April 1, 2008.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended March 31, 2008, was designated for purposes of the dividends paid deduction as follows:

                                                                                           CALIFORNIA     NEW YORK
                                                        SELECT       SELECT       SELECT       SELECT       SELECT
                                                      TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                                         (NXP)        (NXQ)        (NXR)        (NXC)        (NXN)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income           $11,212,532  $11,198,099   $8,322,967   $3,980,219   $2,392,058
Distributions from net ordinary income**                    --           --           --           --           --
Distributions from net long-term capital gains              --           --           --       66,849       47,064
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2008, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                           CALIFORNIA     NEW YORK
                                                        SELECT       SELECT       SELECT       SELECT       SELECT
                                                      TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                                         (NXP)        (NXQ)        (NXR)        (NXC)        (NXN)
------------------------------------------------------------------------------------------------------------------
Expiration:
   March 31, 2015                                   $1,345,204   $1,369,835      $18,217      $    --      $    --
   March 31, 2016                                           --        7,597       54,760       34,855       40,191
------------------------------------------------------------------------------------------------------------------
Total                                               $1,345,204   $1,377,432      $72,977      $34,855      $40,191
==================================================================================================================

The Funds have elected to defer net realized losses from investments incurred from November 1, 2007 through March 31, 2008, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                             SELECT       SELECT
                                                         TAX-FREE 2   TAX-FREE 3
                                                              (NXQ)        (NXR)
--------------------------------------------------------------------------------
Post-October capital losses                                $262,895       $9,584
================================================================================

6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                                              SELECT TAX-FREE 2 (NXQ)
                                                              SELECT TAX-FREE 3 (NXR)
                                                     CALIFORNIA SELECT TAX-FREE (NXC)
                             SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
AVERAGE DAILY NET ASSETS       FUND-LEVEL FEE RATE                FUND-LEVEL FEE RATE
-------------------------------------------------------------------------------------
For the first $125 million                  .0500%                             .1000%
For the next $125 million                   .0375                              .0875
For the next $250 million                   .0250                              .0750
For the next $500 million                   .0125                              .0625
=====================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2008, the complex-level fee rate was .1947%.

The complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of all Nuveen-sponsored funds in the United States, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such funds but to exclude assets attributable to investments in other Nuveen-sponsored funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

7. NEW ACCOUNTING PRONOUNCEMENT

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of September 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. SUBSEQUENT EVENTS

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on November 3, 2008, to shareholders of record on October 15, 2008, as follows:

                                                         CALIFORNIA     NEW YORK
                      SELECT       SELECT       SELECT       SELECT       SELECT
                    TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                       (NXP)        (NXQ)        (NXR)        (NXC)        (NXN)
--------------------------------------------------------------------------------
Dividend per share    $.0570       $.0555       $.0535       $.0555       $.0510
================================================================================

Financial
HIGHLIGHTS (Unaudited)

               Selected data for a share outstanding throughout each period:

                                      Investment Operations                   Less Distributions
                               -----------------------------------     ------------------------------
                                                     Net                                                     Ending
                   Beginning          Net      Realized/                      Net                               Net       Ending
                   Net Asset   Investment     Unrealized               Investment   Capital                   Asset       Market
                       Value       Income    Gain (Loss)     Total         Income     Gains     Total         Value        Value
================================================================================================================================
SELECT TAX-FREE (NXP)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)               $14.30         $.35          $(.74)    $(.39)         $(.34)     $ --     $(.34)       $13.57       $13.09
2008                   14.72          .70           (.44)      .26           (.68)       --      (.68)        14.30        14.24
2007                   14.62          .70            .08       .78           (.68)       --      (.68)        14.72        14.85
2006                   14.62          .70           (.02)      .68           (.68)       --      (.68)        14.62        14.21
2005                   14.85          .70           (.12)      .58           (.71)     (.10)     (.81)        14.62        13.50
2004                   14.82          .73            .15       .88           (.76)     (.09)     (.85)        14.85        14.30

SELECT TAX-FREE 2 (NXQ)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)                13.93          .33           (.91)     (.58)          (.33)       --      (.33)        13.02        12.86
2008                   14.60          .66           (.69)     (.03)          (.64)       --      (.64)        13.93        13.79
2007                   14.44          .66            .14       .80           (.64)       --      (.64)        14.60        14.07
2006                   14.38          .66            .06       .72           (.65)     (.01)     (.66)        14.44        13.37
2005                   14.56          .67           (.13)      .54           (.68)     (.04)     (.72)        14.38        13.08
2004                   14.45          .70            .19       .89           (.72)     (.06)     (.78)        14.56        13.80
================================================================================================================================
                      Total Returns
                   --------------------
                              Based on
                   Based on        Net
                     Market      Asset
                      Value*     Value*
========================================
SELECT TAX-FREE (NXP)
----------------------------------------
Year Ended 3/31:
2009(b)               (5.81)%    (2.78)%
2008                    .61       1.83
2007                   9.59       5.48
2006                  10.41       4.74
2005                    .17       4.00
2004                   7.34       6.13

SELECT TAX-FREE 2 (NXQ)
----------------------------------------
Year Ended 3/31:
2009(b)               (4.45)     (4.24)
2008                   2.69       (.24)
2007                  10.21       5.62
2006                   7.39       5.12
2005                    .11       3.82
2004                   8.35       6.31
========================================
                                                           Ratios/Supplemental Data
                   -------------------------------------------------------------------------------------------------------
                                    Ratios to Average Net Assets            Ratios to Average Net Assets
                                            Before Credit                           After Credit**
                               ---------------------------------------  --------------------------------------
                     Ending
                        Net      Expenses      Expenses           Net     Expenses     Expenses           Net   Portfolio
                     Assets     Including     Excluding    Investment    Including    Excluding    Investment    Turnover
                       (000)   Interest(a)   Interest(a)       Income   Interest(a)  Interest(a)       Income        Rate
==========================================================================================================================
SELECT TAX-FREE (NXP)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)            $222,681        .32%***       .32%***      4.95%***      .31%***      .31%***      4.96%***          3%
2008                234,494        .32           .32          4.83          .31          .31          4.83              4
2007                241,074        .31           .31          4.77          .30          .30          4.78              2
2006                239,406        .32           .32          4.72          .31          .31          4.73              4
2005                239,460        .33           .33          4.76          .32          .32          4.77             11
2004                243,165        .34           .34          4.90          .33          .33          4.91             16

SELECT TAX-FREE 2 (NXQ)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)             229,436        .38***        .36***       4.82***       .37***       .35***       4.83***           4
2008                245,244        .40           .36          4.58          .38          .34          4.60              7
2007                257,037        .37           .36          4.50          .36          .35          4.51              3
2006                254,205        .36           .36          4.51          .35          .35          4.52             11
2005                253,158        .37           .37          4.68          .36          .36          4.69             13
2004                256,373        .39           .39          4.86          .38          .38          4.86             10
==========================================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit, where applicable.

***  Annualized.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended September 30, 2008.

                                 See accompanying notes to financial statements.


                                  60-61 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a share outstanding throughout each period:

                                      Investment Operations                   Less Distributions
                               -----------------------------------     ------------------------------
                                                     Net                                                     Ending
                   Beginning          Net      Realized/                      Net                               Net       Ending
                   Net Asset   Investment     Unrealized               Investment   Capital                   Asset       Market
                       Value       Income    Gain (Loss)     Total         Income     Gains     Total         Value        Value
================================================================================================================================
SELECT TAX-FREE 3 (NXR)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)               $13.98         $.32          $(.68)    $(.36)         $(.32)     $ --     $(.32)       $13.30       $12.64
2008                   14.42          .64           (.44)      .20           (.64)       --      (.64)        13.98        13.75
2007                   14.29          .64            .13       .77           (.64)       --      (.64)        14.42        14.01
2006                   14.22          .65            .06       .71           (.64)       --      (.64)        14.29        13.45
2005                   14.37          .66           (.11)      .55           (.67)     (.03)     (.70)        14.22        12.82
2004                   14.28          .69            .16       .85           (.69)     (.07)     (.76)        14.37        13.56

CALIFORNIA SELECT TAX-FREE (NXC)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)                14.09          .33           (.74)     (.41)          (.33)       --      (.33)        13.35        12.19
2008                   14.73          .66           (.65)      .01           (.64)     (.01)     (.65)        14.09        14.08
2007                   14.57          .64            .18       .82           (.64)     (.02)     (.66)        14.73        14.22
2006                   14.54          .65            .09       .74           (.65)     (.06)     (.71)        14.57        13.56
2005                   14.68          .66           (.09)      .57           (.66)     (.05)     (.71)        14.54        13.40
2004                   14.54          .68            .19       .87           (.68)     (.05)     (.73)        14.68        14.06
================================================================================================================================
                        Total Returns
                     --------------------
                                Based on
                     Based on        Net
                       Market      Asset
                        Value*     Value*
==========================================
SELECT TAX-FREE 3 (NXR)
------------------------------------------
Year Ended 3/31:
2009(b)                 (5.90)%    (2.64)%
2008                     2.91       1.42
2007                     9.15       5.51
2006                    10.12       5.10
2005                     (.17)      4.01
2004                     9.96       6.13

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------
Year Ended 3/31:
2009(b)                (11.30)     (2.97)
2008                     3.68        .05
2007                     9.89       5.72
2006                     6.52       5.17
2005                      .50       3.99
2004                     9.14       6.16
==========================================
                                                             Ratios/Supplemental Data
                     -------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets            Ratios to Average Net Assets
                                              Before Credit                           After Credit**
                                 ---------------------------------------  --------------------------------------
                       Ending
                          Net      Expenses      Expenses           Net     Expenses     Expenses           Net   Portfolio
                       Assets     Including     Excluding    Investment    Including    Excluding    Investment    Turnover
                         (000)   Interest(a)   Interest(a)       Income   Interest(a)  Interest(a)       Income        Rate
============================================================================================================================
SELECT TAX-FREE 3 (NXR)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)              $172,540        .38%***       .37%***      4.58%***      .37%***      .37%***      4.59%***          2%
2008                  181,288        .38           .36          4.49          .36          .35          4.50              2
2007                  186,969        .38           .37          4.43          .36          .35          4.45              9
2006                  185,233        .37           .37          4.51          .35          .35          4.52              6
2005                  184,379        .38           .38          4.66          .37          .37          4.67             16
2004                  186,358        .38           .38          4.84          .38          .38          4.85              6

CALIFORNIA SELECT TAX-FREE (NXC)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)                83,632        .44***        .39***       4.69***       .43***       .38***       4.70***           5
2008                   88,224        .44           .38          4.52          .43          .37          4.53              8
2007                   92,177        .40           .39          4.37          .39          .38          4.38             16
2006                   91,152        .38           .38          4.42          .37          .37          4.43              8
2005                   90,949        .39           .39          4.55          .39          .39          4.56             13
2004                   91,864        .40           .40          4.64          .39          .39          4.65             30
============================================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit, where applicable.

***  Annualized.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended September 30, 2008.

                                 See accompanying notes to financial statements.


                                  62-63 spread

                      Financial
                      HIGHLIGHTS (continued) (Unaudited)

Selected data for a share outstanding throughout each period:

                                      Investment Operations                   Less Distributions
                               -----------------------------------     ------------------------------
                                                     Net                                                     Ending
                   Beginning          Net      Realized/                      Net                               Net       Ending
                   Net Asset   Investment     Unrealized               Investment   Capital                   Asset       Market
                       Value       Income    Gain (Loss)     Total         Income     Gains     Total         Value        Value
================================================================================================================================
NEW YORK SELECT TAX-FREE (NXN)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)               $13.79         $.31          $(.64)    $(.33)        $(.31)    $  --      $(.31)       $13.15       $12.56
2008                   14.28          .62           (.49)      .13          (.61)     (.01)      (.62)        13.79        13.79
2007                   14.19          .61            .13       .74          (.61)     (.04)      (.65)        14.28        14.15
2006                   14.28          .62           (.02)      .60          (.62)     (.07)      (.69)        14.19        13.35
2005                   14.57          .64           (.21)      .43          (.66)     (.06)      (.72)        14.28        13.65
2004                   14.51          .68            .14       .82          (.68)     (.08)      (.76)        14.57        14.40
================================================================================================================================
                          Total Returns
                       --------------------
                                  Based on
                       Based on        Net
                         Market      Asset
                          Value*     Value*
============================================
NEW YORK SELECT TAX-FREE (NXN)
--------------------------------------------
Year Ended 3/31:
2009(b)                   (6.84)%    (2.50)%
2008                       2.06        .94
2007                      11.15       5.30
2006                       2.84       4.19
2005                        .05       3.10
2004                      11.81       5.84
============================================
                                                                Ratios/Supplemental Data
                        -------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets            Ratios to Average Net Assets
                                                 Before Credit                           After Credit**
                                    ---------------------------------------  --------------------------------------
                          Ending
                             Net      Expenses      Expenses           Net     Expenses     Expenses           Net   Portfolio
                          Assets     Including     Excluding    Investment    Including    Excluding    Investment    Turnover
                            (000)   Interest(a)   Interest(a)       Income   Interest(a)  Interest(a)       Income        Rate
===============================================================================================================================
NEW YORK SELECT TAX-FREE (NXN)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2009(b)                  $51,420        .48%***       .43%***     4.44%***      .47%***      .43%***      4.45%***           1%
2008                      53,908        .46           .43         4.35          .44          .41          4.37              20
2007                      55,828        .46           .42         4.29          .45          .41          4.30               6
2006                      55,473        .41           .41         4.28          .40          .40          4.29              13
2005                      55,817        .41           .41         4.48          .41          .41          4.48              13
2004                      56,958        .43           .43         4.65          .42          .42          4.65              16
===============================================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit, where applicable.

***  Annualized.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended September 30, 2008.

                                 See accompanying notes to financial statements.


                                  64-65 spread

Annual Investment
Management Agreement
        APPROVAL PROCESS


The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or "interested persons" of any parties (the "Independent Board Members"), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund's board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 28-29, 2008 (the "May Meeting"), the Boards of Trustees or Directors (as the case may be)(each, a "Board" and each Trustee or Director, a "Board Member") of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreement (each, an "Advisory Agreement") between each Fund and Nuveen Asset Management ("NAM") for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 23, 2008 (the "April Meeting"). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, as described in further detail below, the Independent Board Members reviewed a broad range of information relating to the Funds and NAM, including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized benchmarks (as applicable), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A.   NATURE, EXTENT AND QUALITY OF SERVICES

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of NAM's services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM's organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line. With respect to personnel, the

Independent Board Members evaluated the background, experience and track record of NAM's investment personnel. In this regard, the Independent Board Members considered the additional investment in personnel to support Nuveen fund advisory activities, including in operations, product management and marketing as well as related fund support functions, including sales, executive, finance, human resources and information technology. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM's ability to attract and retain high quality investment personnel.

In evaluating the services of NAM, the Independent Board Members also considered NAM's ability to supervise the Funds' other service providers and given the importance of compliance, NAM's compliance program. Among other things, the Independent Board Members considered the report of the chief compliance officer regarding the Funds' compliance policies and procedures.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support.

In addition to the foregoing services, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, its secondary market support activities and the costs of such activities. The Independent Board Members recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to timely provide information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining its closed-end fund website; and providing educational seminars. With respect to closed-end funds that utilize leverage through the issuance of auction rate preferred securities ("ARPS"), the Board has recognized the unprecedented market conditions in the auction rate market industry with the failure of the auction process. The Independent Board Members noted Nuveen's efforts and the resources and personnel employed to analyze the situation, explore potential alternatives and develop and implement solutions that serve the interests of the affected funds and all of their respective shareholders. The Independent Board Members further noted Nuveen's commitment and efforts to keep investors and financial advisers informed as to its progress in addressing the ARPS situation through, among other things, conference calls, press releases, and information posted on its website as well as its refinancing activities. The Independent Board Members also noted Nuveen's continued support for holders of preferred shares of its closed-end funds by, among other things, seeking distribution for preferred shares with new market participants, managing relations with remarketing agents and the broker community, maintaining the leverage and risk management of leverage and maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B.   THE INVESTMENT PERFORMANCE OF THE FUNDS AND NAM

The Board considered the investment performance of each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent third party (as described below). The Independent Board Members also reviewed portfolio level performance (which does not reflect fund level fees, expenses and leverage), as described in further detail below.

In evaluating the performance information, the Board considered whether the Fund has operated within its investment objectives and parameters and the impact that the investment mandates may have had on performance. In addition, in comparing a Fund's performance with that of its Performance Peer Group, the

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund's investment objectives and strategies thereby hindering a meaningful comparison of the fund's performance with that of the Performance Peer Group.

The Independent Board Members also recognized that certain funds lack comparable peers in which case their performance is measured against a more general municipal category for various states. The closed-end municipal funds that do not have corresponding state-specific Performance Peer Groups are from states other than New York, California, Florida, New Jersey, Michigan, and Pennsylvania.

The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group and recognized benchmarks for the one-, three- and five-year periods (as applicable) ending December 31, 2007 and with the Performance Peer Group for the quarter and same yearly periods ending March 31, 2008 (as applicable). The Independent Board Members also reviewed the Fund's portfolio level performance (which does not reflect fund level fees and expenses (and leverage for closed-end funds)) compared to recognized benchmarks for the one- three, and five-year periods ending December 31, 2007 (as applicable). The analysis was used to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Independent Board Members determined that each Fund's investment performance over time had been satisfactory.

C.   FEES, EXPENSES AND PROFITABILITY

     1.   FEES AND EXPENSES

     The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fees (which take into account breakpoints), net management fees (which take into account fee waivers or reimbursements) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the gross management fees, net management fees (after waivers and/or reimbursements) and total expense ratios (before and after waivers) of a comparable universe of unaffiliated funds based on data provided by an independent data provider (the "Peer Universe") and/or a more focused subset of funds therein (the "Peer Group"). The Independent Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the size of the Fund relative to peers, the size and particular composition of the Peer Group, the investment objectives of the peers, expense anomalies, and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the use of leverage and the differences in the use of insurance as well as the states reflected in a respective Peer Group for the state municipal funds (such as the use of a general "other states" category for closed-end state funds (other than New York and California)). In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

     2.   COMPARISONS WITH THE FEES OF OTHER CLIENTS

     The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such other clients include NAM's municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

     3.   PROFITABILITY OF NUVEEN

     In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years and the allocation methodology used in preparing the profitability data. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members considered Nuveen's profitability compared with other fund sponsors prepared by two independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

     In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business.

Based on its review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


D.   ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Independent Board Members recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base. The Independent Board Members therefore considered whether the Funds have appropriately benefited from any economies of scale and whether there is potential realization of any further economies of scale. In considering economies of scale, the Independent Board Members have recognized that economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. Notwithstanding the foregoing, one method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Accordingly, the Independent Board Members reviewed and considered the fund-level breakpoints in the advisory fee schedules that reduce advisory fees. In this regard, given that the Funds are closed-end funds, the Independent Board Members recognized that although the Funds may from time to time make additional share offerings, the growth in their assets will occur primarily through appreciation of each Fund's investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Independent Board Members recognized that the complex-wide fee schedule was recently revised in 2007 to provide for additional fee savings to shareholders and considered the amended schedule. The Independent Board Members further considered that the complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Based on their review, the Independent Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders.

E.   INDIRECT BENEFITS

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F.   OTHER CONSIDERATIONS

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Reinvest Automatically
 EASILY and CONVENIENTLY


NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $134 billion of assets on September 30, 2008.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.



Learn more about Nuveen Funds at:                www.nuveen.com/etf

                                                 Share prices
                                                 Fund details
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                                                 Interactive planning tools

                                                                     ESA-B-0908D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Tax-Free Income Portfolio 3
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: December 8, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2008
    -------------------------------------------------------------------